FINANCIAL STATEMENTS
Columbus Life Insurance Company Separate Account 1
Year Ended December 31, 2020
With Report of Independent Registered Public
Accounting Firm

Columbus Life Insurance Company
Separate Account 1
Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of Columbus Life Insurance Company and
The Contract Owners of Columbus Life Insurance Company Separate Account 1

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Columbus Life Insurance Company Separate Account 1 (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1999.
Cincinnati, Ohio
April 13, 2021

Appendix A
Subaccounts comprising Columbus Life Insurance Company Separate Account 1

Subaccounts	Statement of operations	Statements of changes in net assets
The Alger Portfolios	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Non-Affiliated:
Alger Large Cap Growth Fund
Alger Small Cap Growth Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Bond VIP Fund
DWS Equity 500 Index VIP Fund
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Government Money Market
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Foreign VIP Fund
Templeton Growth VIP Fund

Guggenheim Variable Insurance Funds
Non-Affiliated:
Guggenheim VT Multi-Hedge Strategies Fund

Appendix A (continued)
Subaccounts comprising Columbus Life Insurance Company Separate Account 1

Subaccounts	Statement of operations	Statements of changes in net assets
Invesco Variable Insurance Funds	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Non-Affiliated Series I:
Invesco V.I. American Franchise Fund
Invesco V.I. Government Securities Fund
Non-Affiliated Series II:
Invesco V.I. Value Opportunities Fund
Invesco V.I. Core Equity Fund
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund

Janus Henderson VIT Funds
Non-Affiliated Service Class:
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust
Non-Affiliated:
JP Morgan IT Mid Cap Value

Massachusetts Financial Service Variable Insurance Trust (*II)
Non-Affiliated Initial Class:
MFS Growth Fund
MFS Investors Trust Fund
Non-Affiliated Service Class:
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS New Discovery Fund
*MFS Core Equity Fund

Morgan Stanley Variable Insurance Funds
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Global Real Estate Portfolio

Appendix A (continued)
Subaccounts comprising Columbus Life Insurance Company Separate Account 1

Subaccounts	Statement of operations	Statements of changes in net assets
Pimco Variable Insurance Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Non-Affiliated:
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Total Return Portfolio

Putnam Variable Trust
Non-Affiliated Class 1B:
Putnam VT International Equity Fund
Putnam VT Sustainable Leaders Fund
Putnam VT Small Cap Value Fund
Putnam VT Equity Income Fund

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund

Touchstone Variable Series Trust	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund

Invesco Variable Insurance Funds	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from May 23, 2019 through December 31, 2019
Non-Affiliated Class 2:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund
Invesco Oppenheimer V.I. International Growth Fund

Columbus Life Assurance Company Separate Account 1
Statement of Assets and Liabilities
December 31, 2020

Subaccount		Investments at fair value	Receivable from (payable to) the general account of Columbus Life	Net Assets	Unit Value		Units Outstanding
Affiliated:
	Touchstone VST Moderate ETF Fund	$243,813	$—	$243,813	$22.26	1	2,809
					22.26	2	1,503
					22.26	3	3,916
					19.87	4	3,051
	Touchstone VST Aggressive ETF Fund	164,968	(2)	164,966	23.90	2	4,411
					23.90	3	2,491
	Touchstone VST Conservative ETF Fund	20,087	1	20,088	19.59	2	1,025
	Touchstone VST Bond Fund	8,263,951	6	8,263,957	11.23	1	686,796
					11.23	2	12,837
					11.23	3	27,702
					11.09	4	8,363
	Touchstone VST Common Stock Fund	14,245,181	(3)	14,245,178	13.42	1	829,089
					13.42	2	41,464
					13.42	3	122,844
					13.24	4	69,366
Non-Affiliated:
	Alger Large Cap Growth Fund	94,128	(2)	94,126	42.30	4	2,225
	Alger Small Cap Growth Fund	64,988	—	64,988	48.10	4	1,351
	JP Morgan IT Mid Cap Value	271	(2)	269	43.69	1	3
					43.69	2	3
	PIMCO VIT Long-Term U.S. Government Portfolio	56,101	—	56,101	40.49	4	1,385
	PIMCO VIT CommodityRealReturn® Strategy Portfolio	13,131	—	13,131	11.49	2	1,143
					11.49	3	—
	PIMCO VIT Total Return Portfolio	175,571	(1)	175,570	18.84	2	3,046
					18.84	3	6,274
	Guggenheim VT Multi-Hedge Strategies Fund	17,964	—	17,964	13.90	2	268
					13.90	3	1,025
Non-Affiliated Initial Class:
	Fidelity VIP Government Money Market	848,153	(1)	848,152	13.31	1	23,958
					13.31	2	5,996
					13.31	3	24,073
					9.97	4	12,941
	MFS Growth Fund	21,922	—	21,922	45.99	4	477
	MFS Investors Trust Fund	10,874	(1)	10,873	32.32	4	336
Non-Affiliated Service Class:
	Janus Henderson Enterprise Portfolio	76,009	1	76,010	61.41	1	545
					61.41	2	593
					61.41	3	100
	Janus Henderson Forty Portfolio	642,955	(2)	642,953	73.84	1	3,305
					73.84	2	720
					73.84	3	4,682
	Janus Henderson Global Research Portfolio	173,581	(2)	173,579	26.76	1	2,333
					26.76	2	937
					26.76	3	3,215
1	Pinnacle
2	Pinnacle II
3	Legacy
4	Flexible Premium
	See accompanying notes

5

Columbus Life Assurance Company Separate Account 1
Statement of Assets and Liabilities (continued)
December 31, 2020

Subaccount		Investments at fair value	Receivable from (payable to) the general account of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Service Class (continued):
	MFS Growth Fund	$27,219	$—	$27,219	$55.95	1	435
					55.95	2	51
					55.95	3	—
	MFS Mid Cap Growth Fund	9,471	—	9,471	38.01	1	225
					38.01	2	9
					26.49	4	21
	MFS New Discovery Fund	11,444	1	11,445	64.57	1	153
					64.57	2	24
					49.11	4	—
	MFS Core Equity Fund	14,438	2	14,440	20.34	1	615
					20.34	2	94
					19.32	4	—
Non-Affiliated Service Class 2:
	Fidelity VIP Asset Manager Portfolio	39,838	—	39,838	30.37	1	1,004
					30.37	2	243
					24.37	4	81
	Fidelity VIP Balanced Portfolio	956,228	10	956,238	41.65	1	9,462
					41.65	2	9,503
					41.65	3	3,287
					33.16	4	886
	Fidelity VIP Contrafund® Portfolio	1,772,457	12	1,772,469	64.60	1	11,624
					64.60	2	255
					64.60	3	13,207
					51.26	4	2,966
	Fidelity VIP Equity-Income Portfolio	850,194	16	850,210	33.92	1	11,994
					33.92	2	2,611
					33.92	3	8,792
					26.69	4	2,118
	Fidelity VIP Growth Portfolio	671,042	5	671,047	53.08	1	4,584
					53.08	2	2,649
					53.08	3	4,138
					39.87	4	1,691
	Fidelity VIP Growth & Income Portfolio	696,675	(2)	696,673	37.07	1	5,219
					37.07	2	9,021
					37.07	3	3,745
					29.06	4	1,032
	Fidelity VIP Mid Cap Portfolio	1,561,227	3	1,561,230	67.27	1	11,868
					67.27	2	3,782
					67.27	3	5,813
					54.12	4	2,168
	Fidelity VIP Freedom 2010 Portfolio	14,257	—	14,257	20.57	2	693
					20.57	3	—
	Fidelity VIP Freedom 2015 Portfolio	21,681	(1)	21,680	21.42	2	472
					21.42	3	540

1	Pinnacle
2	Pinnacle II
3	Legacy
4	Flexible Premium
	See accompanying notes

6

Columbus Life Assurance Company Separate Account 1
Statement of Assets and Liabilities (continued)
December 31, 2020

Division		Investments at fair value	Receivable from (payable to) the general account of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Freedom 2020 Portfolio	$38,224	$(2)	$38,222	$21.90	2	771
					21.90	3	975
	Fidelity VIP Freedom 2025 Portfolio	120,820	(1)	120,819	23.39	2	949
					23.39	3	4,216
	Fidelity VIP Freedom 2030 Portfolio	93,960	1	93,961	23.83	2	2,085
					23.83	3	1,858
Non-Affiliated Series I:
	Invesco V.I. American Franchise Fund	194,339	3	194,342	35.21	4	5,520
	Invesco V.I. Government Securities Fund	16,718	1	16,719	19.36	4	864

Non-Affiliated Class 1B:
	Putnam VT International Equity Fund	285,639	2	285,641	30.76	1	1,179
					30.76	2	508
					30.76	3	2,942
					26.25	4	5,458
	Putnam VT Sustainable Leaders Fund	50	1	51	69.61	2	1
	Putnam VT Small Cap Value Fund	246,526	2	246,528	44.21	1	1,065
					44.21	2	120
					44.21	3	4,391
	Putnam VT Equity Income Fund	163,880	—	163,880	14.27	1	2,899
					14.27	2	2,824
					14.27	3	5,759
Non-Affiliated Series II:
	Invesco V.I. Value Opportunities Fund	202,226	(2)	202,224	29.48	1	1,628
					29.48	2	337
					29.48	3	4,895
	Invesco V.I. Core Equity Fund	80,823	—	80,823	27.82	1	698
					27.82	2	200
					27.82	3	2,008
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	192,982	1	192,983	15.87	1	6,419
					15.87	2	2,314
					15.87	3	3,429
	Invesco Oppenheimer V.I. Global Strategic Income Fund	609,064	(1)	609,063	10.83	1	41,066
					10.83	2	1,582
					10.83	3	13,602
	Invesco Oppenheimer V.I. International Growth Fund	956,193	11	956,204	13.91	1	19,798
					13.91	2	10,273
					13.91	3	38,658
Non-Affiliated Class 2:
	Franklin Growth and Income VIP Fund	223,500	(12)	223,488	41.19	1	1,657
					41.19	2	527
					41.19	3	3,242
	Franklin Income VIP Fund	652,481	1	652,482	33.43	1	6,173
					33.43	2	8,845
					33.43	3	4,497
	Franklin Mutual Shares VIP Fund	343,782	(4)	343,778	32.24	1	6,219
					32.24	2	766
					32.24	3	3,679
	Franklin Large Cap Growth VIP Fund	850,358	(3)	850,355	60.88	1	2,421
					60.88	2	4,039
					60.88	3	7,508
	Franklin U.S. Government Securities VIP Fund	315,049	1	315,050	16.95	1	7,788
					16.95	2	3,513
					16.95	3	7,287
1	Pinnacle
2	Pinnacle II
3	Legacy
4	Flexible Premium
	See accompanying notes

7

Columbus Life Assurance Company Separate Account 1
Statement of Assets and Liabilities (continued)
December 31, 2020

Division		Investments at fair value	Receivable from (payable to) the general account of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Class 2 (continued):
	Templeton Foreign VIP Fund	$715,454	$(12)	$715,442	$27.85	1	15,495
					27.85	2	1,306
					27.85	3	8,886
	Templeton Growth VIP Fund	164,561	(17)	164,544	30.96	1	3,649
					30.96	2	745
					30.96	3	923
	Invesco V.I. Comstock Fund	186,778	1	186,779	40.55	1	2,556
					40.55	2	272
					40.55	3	1,778

	Invesco V.I. American Franchise Fund	283,819	(4)	283,815	66.96	1	3,251
					66.96	2	645
					66.96	3	343
	Invesco V.I. American Value Fund	18,455	2	18,457	22.74	2	596
					22.74	3	216
	Morgan Stanley VIF Emerging Markets Equity Portfolio	333,217	(4)	333,213	56.60	1	2,264
					56.60	2	580
					56.60	3	3,044
	Morgan Stanley VIF Emerging Markets Debt Portfolio	3,602	—	3,602	24.19	1	95
					24.19	2	54

	Morgan Stanley VIF Global Real Estate Portfolio	18,241	(1)	18,240	27.34	1	15
					27.34	2	652
Non-Affiliated Class A:
	DWS Bond VIP Fund	21,501	1	21,502	18.35	1	50
					18.35	2	1,033
					18.35	3	88
	DWS Equity 500 Index VIP Fund	4,691,841	(7)	4,691,834	45.05	1	64,482
					45.05	2	7,716
					45.05	3	28,418
					31.23	4	5,096
	DWS Small Cap Index VIP Fund	554,443	(2)	554,441	53.63	1	3,597
					53.63	2	1,209
					53.63	3	4,894
					41.33	4	827

1	Pinnacle
2	Pinnacle II
3	Legacy
4	Flexible Premium
	See accompanying notes

8

Columbus Life Assurance Company Separate Account 1
Statement of Operations
Year Ended December 31, 2020

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk, and administrative charges	Net investment income (loss)	Realized gain (loss) on sale of investments	Realized gain distributions	Change in unrealized appreciation (depreciation) during the period	Net unrealized and realized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Moderate ETF Fund	$5,031	$2,252	$2,779	$(3,617)	$7,678	$14,973	$19,034	$21,813
Touchstone VST Aggressive ETF Fund	2,666	842	1,824	1,601	2,837	11,005	15,443	17,267
Touchstone VST Conservative ETF Fund	509	124	385	(109)	539	999	1,429	1,814
Touchstone VST Bond Fund	137,633	13,774	123,859	8,610	—	579,622	588,232	712,091
Touchstone VST Common Stock Fund	76,763	36,335	40,428	92,901	394,848	2,182,450	2,670,199	2,710,627
Non-Affiliated:
Alger Large Cap Growth Fund	134	658	(524)	2,823	11,959	23,865	38,647	38,123
Alger Small Cap Growth Fund	543	447	96	375	3,638	22,024	26,037	26,133
JP Morgan IT Mid Cap Value	4	2	2	(1)	14	(17)	(4)	(2)
PIMCO VIT Long-Term U.S. Government Portfolio	956	511	445	1,632	478	5,638	7,748	8,193
PIMCO VIT CommodityRealReturn® Strategy Portfolio	615	66	549	(190)	—	(63)	(253)	296
PIMCO VIT Total Return Portfolio	3,685	1,064	2,621	577	1,969	8,089	10,635	13,256
Guggenheim VT Multi-Hedge Strategies Fund	218	106	112	305	—	659	964	1,076
Non-Affiliated Initial Class:
Fidelity VIP Government Money Market	2,748	5,742	(2,994)	—	—	—	—	(2,994)
MFS Growth Fund	—	207	(207)	6,429	1,256	(1,207)	6,478	6,271
MFS Investors Trust Fund	62	88	(26)	254	295	695	1,244	1,218
Non-Affiliated Service Class:
Janus Henderson Enterprise Portfolio	30	343	(313)	1,981	5,067	5,577	12,625	12,312
Janus Henderson Forty Portfolio	3,722	2,948	774	22,500	42,165	126,303	190,968	191,742
Janus Henderson Global Research Portfolio	950	868	82	2,050	7,869	18,608	28,527	28,609
MFS Growth Fund	—	124	(124)	860	1,607	4,180	6,647	6,523
MFS Mid Cap Growth Fund	—	38	(38)	199	638	1,721	2,558	2,520
MFS New Discovery Fund	—	41	(41)	127	935	2,556	3,618	3,577
MFS Core Equity Fund	62	61	1	6	638	1,536	2,180	2,181
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	570	397	173	3,194	924	3,875	7,993	8,166
Fidelity VIP Balanced Portfolio	10,590	3,015	7,575	14,131	12,053	135,235	161,419	168,994
Fidelity VIP Contrafund® Portfolio	1,221	8,562	(7,341)	61,822	8,285	346,771	416,878	409,537
Fidelity VIP Equity-Income Portfolio	12,518	2,852	9,666	4,777	35,340	(1,602)	38,515	48,181
Fidelity VIP Growth Portfolio	235	3,034	(2,799)	30,294	54,434	132,215	216,943	214,144
Fidelity VIP Growth & Income Portfolio	11,966	1,923	10,043	11,144	31,410	(3,320)	39,234	49,277
Fidelity VIP Mid Cap Portfolio	5,336	5,596	(260)	(12,079)	—	255,035	242,956	242,696
Fidelity VIP Freedom 2010 Portfolio	141	81	60	29	532	809	1,370	1,430
Fidelity VIP Freedom 2015 Portfolio	208	70	138	26	948	1,370	2,344	2,482
Fidelity VIP Freedom 2020 Portfolio	362	276	86	1,124	2,287	1,887	5,298	5,384
Fidelity VIP Freedom 2025 Portfolio	1,076	896	180	7,878	7,017	743	15,638	15,818
Fidelity VIP Freedom 2030 Portfolio	824	433	391	924	3,770	7,782	12,476	12,867
Non-Affilitated Series I:
Invesco V.I. American Franchise Fund	115	1,466	(1,351)	15,143	11,919	30,530	57,592	56,241
Invesco V.I. Government Securities Fund	404	144	260	58	—	501	559	819
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	3,800	1,742	2,058	1,984	—	26,355	28,339	30,397
Putnam VT Sustainable Leaders Fund	—	—	—	1	4	6	11	11
Putnam VT Small Cap Value Fund	2,015	812	1,203	(43,107)	—	64,658	21,551	22,754
Putnam VT Equity Income Fund	2,445	626	1,819	(1,080)	9,843	(3,371)	5,392	7,211
Non-Affilitated Series II:
Invesco V.I. Value Opportunities Fund	146	640	(494)	(16,562)	7,506	22,282	13,226	12,732
Invesco V.I. Core Equity Fund	783	483	300	(865)	16,931	(7,150)	8,916	9,216

See accompanying notes

9

Columbus Life Assurance Company Separate Account 1
Statement of Operations (continued)
Year Ended December 31, 2020

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk, and administrative charges	Net investment income (loss)	Realized gain (loss) on sale of investments	Realized gain distributions	Change in unrealized appreciation (depreciation) during the period	Net unrealized and realized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Series II (continued):
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	$—	$860	$(860)	$328	$12,644	$42,292	$55,264	$54,404
Invesco Oppenheimer V.I. Global Strategic Income Fund	31,159	2,084	29,075	(1,552)	—	(12,058)	(13,610)	15,465
Invesco Oppenheimer V.I. International Growth Fund	5,199	3,407	1,792	4,192	10,922	146,656	161,770	163,562
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund	10,717	1,672	9,045	(26,489)	62,648	(38,998)	(2,839)	6,206
Franklin Income VIP Fund	34,297	1,884	32,413	(4,121)	486	(26,824)	(30,459)	1,954
Franklin Mutual Shares VIP Fund	8,816	818	7,998	(8,590)	12,258	(26,527)	(22,859)	(14,861)
Franklin Large Cap Growth VIP Fund	—	2,633	(2,633)	4,754	65,206	193,257	263,217	260,584
Franklin U.S. Government Securities VIP Fund	10,672	1,325	9,347	(1,251)	—	2,371	1,120	10,467
Templeton Foreign VIP Fund	21,064	2,162	18,902	(9,670)	—	(18,445)	(28,115)	(9,213)
Templeton Growth VIP Fund	4,518	734	3,784	(17,881)	—	21,968	4,087	7,871
Invesco V.I. Comstock Fund	3,618	1,060	2,558	2,081	4,499	(9,960)	(3,380)	(822)
Invesco V.I. American Franchise Fund	—	700	(700)	5,992	18,625	62,320	86,937	86,237
Invesco V.I. American Value Fund	105	67	38	(346)	159	1,775	1,588	1,626
Morgan Stanley VIF Emerging Markets Equity Portfolio	3,709	1,215	2,494	465	4,690	34,612	39,767	42,261
Morgan Stanley VIF Emerging Markets Debt Portfolio	134	22	112	(20)	—	78	58	170
Morgan Stanley VIF Global Real Estate Portfolio	565	94	471	(598)	266	(2,652)	(2,984)	(2,513)
Non-Affiliated Class A:
DWS Bond VIP Fund	572	71	501	(634)	—	1,772	1,138	1,639
DWS Equity 500 Index VIP Fund	72,012	16,989	55,023	189,434	252,646	242,459	684,539	739,562
DWS Small Cap Index VIP Fund	4,804	1,885	2,919	1,889	44,452	44,844	91,185	94,104

See accompanying notes

10

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets
Year Ended December 31, 2020

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Affiliated:
Touchstone VST Moderate ETF Fund	$2,779	$4,061	$14,973	$21,813	$21,556	$(82,427)	$(28,589)	$64,488	$(1,684)	$(26,656)	$(4,843)	$248,656	$243,813
Touchstone VST Aggressive ETF Fund	1,824	4,438	11,005	17,267	18,098	(5,155)	(558)	3,268	(3,467)	12,186	29,453	135,513	164,966
Touchstone VST Conservative ETF Fund	385	430	999	1,814	4,864	(3,608)	—	111	(535)	832	2,646	17,442	20,088
Touchstone VST Bond Fund	123,859	8,610	579,622	712,091	67,567	(75,846)	(20,803)	412,165	(11,612)	371,471	1,083,562	7,180,395	8,263,957
Touchstone VST Common Stock Fund	40,428	487,749	2,182,450	2,710,627	276,286	(299,771)	(310,266)	(615,021)	(36,902)	(985,674)	1,724,953	12,520,225	14,245,178
Non-Affiliated:
Alger Large Cap Growth Fund	(524)	14,782	23,865	38,123	—	(4,331)	(200)	(2)	(248)	(4,781)	33,342	60,784	94,126
Alger Small Cap Growth Fund	96	4,013	22,024	26,133	—	(1,571)	(355)	(1)	(184)	(2,111)	24,022	40,966	64,988
JP Morgan IT Mid Cap Value	2	13	(17)	(2)	—	(7)	—	—	(2)	(9)	(11)	280	269
PIMCO VIT Long-Term U.S. Government Portfolio	445	2,110	5,638	8,193	2,853	(3,726)	(989)	700	(510)	(1,672)	6,521	49,580	56,101
PIMCO VIT CommodityRealReturn® Strategy Portfolio	549	(190)	(63)	296	4,166	(355)	—	198	(360)	3,649	3,945	9,186	13,131
PIMCO VIT Total Return Portfolio	2,621	2,546	8,089	13,256	15,864	(8,614)	(16,548)	7,250	(4,462)	(6,510)	6,746	168,824	175,570
Guggenheim VT Multi-Hedge Strategies Fund	112	305	659	1,076	4,039	(509)	(1,755)	572	(341)	2,006	3,082	14,882	17,964
Non-Affiliated Initial Class:
Fidelity VIP Government Money Market	(2,994)	—	—	(2,994)	57,089	(103,281)	(92,979)	139,972	(5,732)	(4,931)	(7,925)	856,077	848,152
MFS Growth Fund	(207)	7,685	(1,207)	6,271	—	(1,743)	(7,596)	(2)	(140)	(9,481)	(3,210)	25,132	21,922
MFS Investors Trust Fund	(26)	549	695	1,218	—	(646)	—	(1)	(39)	(686)	532	10,341	10,873
Non-Affiliated Service Class:
Janus Henderson Enterprise Portfolio	(313)	7,048	5,577	12,312	3,341	(3,065)	—	(2,338)	(493)	(2,555)	9,757	66,253	76,010
Janus Henderson Forty Portfolio	774	64,665	126,303	191,742	14,974	(18,190)	(72,623)	(13,950)	(3,186)	(92,975)	98,767	544,186	642,953
Janus Henderson Global Research Portfolio	82	9,919	18,608	28,609	9,575	(3,905)	(3,594)	(224)	(1,290)	562	29,171	144,408	173,579
MFS Growth Fund	(124)	2,467	4,180	6,523	—	(1,114)	—	—	(95)	(1,209)	5,314	21,905	27,219
MFS Mid Cap Growth Fund	(38)	837	1,721	2,520	—	(583)	—	(1)	(25)	(609)	1,911	7,560	9,471
MFS New Discovery Fund	(41)	1,062	2,556	3,577	—	(444)	—	(45)	(25)	(514)	3,063	8,382	11,445
MFS Core Equity Fund	1	644	1,536	2,181	—	(331)	—	(1)	(40)	(372)	1,809	12,631	14,440

See accompanying notes

11

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2020

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	$173	$4,118	$3,875	$8,166	$1,556	$(8,965)	$(82,102)	$639	$(250)	$(89,122)	$(80,956)	$120,794	$39,838
Fidelity VIP Balanced Portfolio	7,575	26,184	135,235	168,994	31,639	(46,432)	(15,759)	(6,167)	(4,578)	(41,297)	127,697	828,541	956,238
Fidelity VIP Contrafund® Portfolio	(7,341)	70,107	346,771	409,537	105,341	(97,408)	(20,601)	(81,265)	(16,851)	(110,784)	298,753	1,473,716	1,772,469
Fidelity VIP Equity-Income Portfolio	9,666	40,117	(1,602)	48,181	34,048	(41,828)	(28,620)	(2,335)	(3,666)	(42,401)	5,780	844,430	850,210
Fidelity VIP Growth Portfolio	(2,799)	84,728	132,215	214,144	29,696	(33,614)	(40,024)	(14,318)	(5,922)	(64,182)	149,962	521,085	671,047
Fidelity VIP Growth & Income Portfolio	10,043	42,554	(3,320)	49,277	22,505	(31,957)	(5,064)	4,729	(3,717)	(13,504)	35,773	660,900	696,673
Fidelity VIP Mid Cap Portfolio	(260)	(12,079)	255,035	242,696	55,651	(69,636)	(88,627)	(28,123)	(8,729)	(139,464)	103,232	1,457,998	1,561,230
Fidelity VIP Freedom 2010 Portfolio	60	561	809	1,430	1,597	(660)	—	89	(261)	765	2,195	12,062	14,257
Fidelity VIP Freedom 2015 Portfolio	138	974	1,370	2,482	3,040	(853)	—	(887)	(346)	954	3,436	18,244	21,680
Fidelity VIP Freedom 2020 Portfolio	86	3,411	1,887	5,384	5,657	(3,943)	—	(7,744)	(1,058)	(7,088)	(1,704)	39,926	38,222
Fidelity VIP Freedom 2025 Portfolio	180	14,895	743	15,818	6,051	(5,352)	—	(59,514)	(2,888)	(61,703)	(45,885)	166,704	120,819
Fidelity VIP Freedom 2030 Portfolio	391	4,694	7,782	12,867	7,489	(2,741)	—	204	(1,239)	3,713	16,580	77,381	93,961
Non-Affiliated Series I:
Invesco V.I. American Franchise Fund	(1,351)	27,062	30,530	56,241	8,158	(9,956)	(19,575)	1,400	(1,050)	(21,023)	35,218	159,124	194,342
Invesco V.I. Government Securities Fund	260	58	501	819	945	(1,781)	(31)	1,632	(147)	618	1,437	15,282	16,719
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	2,058	1,984	26,355	30,397	19,407	(10,641)	(3,756)	5,566	(1,486)	9,090	39,487	246,154	285,641
Putnam VT Sustainable Leaders Fund	—	5	6	11	—	(1)	—	—	—	(1)	10	41	51
Putnam VT Small Cap Value Fund	1,203	(43,107)	64,658	22,754	15,114	(13,361)	(11,020)	7,755	(1,304)	(2,816)	19,938	226,590	246,528
Putnam VT Equity Income Fund	1,819	8,763	(3,371)	7,211	9,783	(7,985)	(4,317)	(512)	(980)	(4,011)	3,200	160,680	163,880
Non-Affiliated Series II:
Invesco V.I. Value Opportunities Fund	(494)	(9,056)	22,282	12,732	9,894	(6,144)	(11,551)	4,598	(650)	(3,853)	8,879	193,345	202,224
Invesco V.I. Core Equity Fund	300	16,066	(7,150)	9,216	821	(1,725)	—	(1,204)	(672)	(2,780)	6,436	74,387	80,823
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	(860)	12,972	42,292	54,404	10,659	(9,720)	(520)	7,497	(2,198)	5,718	60,122	132,861	192,983
Invesco Oppenheimer V.I. Global Strategic Income Fund	29,075	(1,552)	(12,058)	15,465	28,511	(29,836)	(2,291)	12,007	(2,600)	5,791	21,256	587,807	609,063
Invesco Oppenheimer V.I. International Growth Fund	1,792	15,114	146,656	163,562	51,480	(43,512)	(2,899)	(27,818)	(4,707)	(27,456)	136,106	820,098	956,204
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund	9,045	36,159	(38,998)	6,206	13,793	(7,413)	(85,139)	(2,834)	(3,157)	(84,750)	(78,544)	302,032	223,488
Franklin Income VIP Fund	32,413	(3,635)	(26,824)	1,954	11,507	(26,785)	—	20,614	(3,715)	1,621	3,575	648,907	652,482
Franklin Mutual Shares VIP Fund	7,998	3,668	(26,527)	(14,861)	15,336	(22,763)	(694)	12,486	(977)	3,388	(11,473)	355,251	343,778
Franklin Large Cap Growth VIP Fund	(2,633)	69,960	193,257	260,584	22,145	(27,460)	(5,763)	(19,535)	(4,275)	(34,888)	225,696	624,659	850,355
Franklin U.S. Government Securities VIP Fund	9,347	(1,251)	2,371	10,467	24,988	(12,770)	(6,156)	(6,376)	(3,779)	(4,093)	6,374	308,676	315,050
Templeton Foreign VIP Fund	18,902	(9,670)	(18,445)	(9,213)	40,338	(36,340)	(18,143)	16,545	(3,117)	(717)	(9,930)	725,372	715,442
Templeton Growth VIP Fund	3,784	(17,881)	21,968	7,871	9,167	(5,306)	(9,299)	(41)	(1,526)	(7,005)	866	163,678	164,544
Invesco V.I. Comstock Fund	2,558	6,580	(9,960)	(822)	13,107	(17,805)	—	8,892	(1,927)	2,267	1,445	185,334	186,779
Invesco V.I. American Franchise Fund	(700)	24,617	62,320	86,237	4,698	(13,600)	(2,292)	(8,756)	(656)	(20,606)	65,631	218,184	283,815
Invesco V.I. American Value Fund	38	(187)	1,775	1,626	722	(451)	—	2,598	(160)	2,709	4,335	14,122	18,457
See accompanying notes

12

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2020

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Non-Affiliated Class 2 (continued):
Morgan Stanley VIF Emerging Markets Equity Portfolio	$2,494	$5,155	$34,612	$42,261	$16,144	$(11,098)	$(1,918)	$(2,647)	$(2,272)	$(1,791)	$40,470	$292,743	$333,213
Morgan Stanley VIF Emerging Markets Debt Portfolio	112	(20)	78	170	421	(202)	—	378	(146)	451	621	2,981	3,602
Morgan Stanley VIF Global Real Estate Portfolio	471	(332)	(2,652)	(2,513)	6,183	(710)	—	(263)	(496)	4,714	2,201	16,039	18,240
Non-Affiliated Class A:
DWS Bond VIP Fund	501	(634)	1,772	1,639	—	(264)	(2,348)	—	(123)	(2,735)	(1,096)	22,598	21,502
DWS Equity 500 Index VIP Fund	55,023	442,080	242,459	739,562	176,909	(175,239)	(277,021)	(103,773)	(18,846)	(397,970)	341,592	4,350,242	4,691,834
DWS Small Cap Index VIP Fund	2,919	46,341	44,844	94,104	22,871	(16,809)	(4,579)	2,535	(4,377)	(359)	93,745	460,696	554,441

See accompanying notes

13

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets
Year Ended December 31, 2019

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Affiliated:
Touchstone VST Moderate ETF Fund	$1,756	$(3,127)	$42,810	$41,439	$20,696	$(93,672)	$(53,216)	$62,959	$(2,807)	$(66,040)	$(24,601)	$273,257	$248,656
Touchstone VST Aggressive ETF Fund	1,477	9,534	12,645	23,656	18,417	(4,680)	(4,406)	(456)	(3,616)	5,259	28,915	106,598	135,513
Touchstone VST Conservative ETF Fund	360	(8)	1,838	2,190	4,394	(3,465)	—	44	(541)	432	2,622	14,820	17,442
Touchstone VST Bond Fund (a)	86,575	1,058	92,835	180,468	42,491	(35,906)	(1,907)	7,001,094	(5,845)	6,999,927	7,180,395	—	7,180,395
Touchstone VST Common Stock Fund (a)	47,802	104,741	738,353	890,896	145,059	(138,227)	(170,924)	11,813,423	(20,002)	11,629,329	12,520,225	—	12,520,225
Non-Affiliated:
Alger Large Cap Growth Fund	(539)	4,999	9,541	14,001	—	(4,037)	(2,367)	(3,442)	(252)	(10,098)	3,903	56,881	60,784
Alger Small Cap Growth Fund	(370)	3,194	7,386	10,210	—	(1,603)	(943)	(4,180)	(183)	(6,909)	3,301	37,665	40,966
JP Morgan IT Mid Cap Value	2	18	39	59	—	(8)	—	—	(2)	(10)	49	231	280
PIMCO VIT Long-Term U.S. Government Portfolio	562	61	4,822	5,445	4,112	(3,391)	(3)	313	(531)	500	5,945	43,635	49,580
PIMCO VIT CommodityRealReturn® Strategy Portfolio	289	(270)	739	758	2,455	(299)	(650)	168	(332)	1,342	2,100	7,086	9,186
PIMCO VIT Total Return Portfolio	3,855	(534)	8,452	11,773	19,090	(8,453)	(4,205)	418	(4,663)	2,187	13,960	154,864	168,824
Guggenheim VT Multi-Hedge Strategies Fund	229	77	236	542	2,415	(427)	(102)	241	(296)	1,831	2,373	12,509	14,882
Non-Affiliated Initial Class:
Fidelity VIP Government Money Market	11,305	—	—	11,305	64,584	(107,956)	(91,307)	21,286	(11,802)	(125,195)	(113,890)	969,967	856,077
MFS Growth Fund	(221)	5,027	2,742	7,548	—	(2,005)	(1,990)	(11)	(171)	(4,177)	3,371	21,761	25,132
MFS Investors Trust Fund	(20)	819	1,722	2,521	—	(686)	—	(1)	(45)	(732)	1,789	8,552	10,341
Non-Affiliated Service Class:
Janus Henderson Enterprise Portfolio	(314)	5,475	12,364	17,525	3,754	(3,086)	—	(3,024)	(591)	(2,947)	14,578	51,675	66,253
Janus Henderson Forty Portfolio	(3,078)	43,398	107,694	148,014	34,026	(19,922)	(7,533)	(17,516)	(4,931)	(15,876)	132,138	412,048	544,186
Janus Henderson Global Research Portfolio	363	9,340	21,066	30,769	9,637	(3,550)	(1,436)	2,668	(1,394)	5,925	36,694	107,714	144,408
MFS Growth Fund	(122)	4,873	2,114	6,865	—	(970)	(3,804)	—	(88)	(4,862)	2,003	19,902	21,905
MFS Mid Cap Growth Fund	(36)	1,192	1,061	2,217	—	(725)	(112)	(1)	(29)	(867)	1,350	6,210	7,560
MFS New Discovery Fund	(37)	1,652	907	2,522	—	(490)	—	(2)	(42)	(534)	1,988	6,394	8,382
MFS Core Equity Fund	5	1,548	1,579	3,132	—	(330)	—	(1)	(40)	(371)	2,761	9,870	12,631

See accompanying notes

(a) New Underlying Fund. See Note 1.	14

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2019

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager Portfolio	$1,294	$5,168	$13,002	$19,464	$1,704	$(12,062)	$(5,361)	$(88)	$(362)	$(16,169)	$3,295	$117,499	$120,794
Fidelity VIP Balanced Portfolio	8,671	30,838	91,918	131,427	33,983	(35,679)	(8,458)	261,751	(4,454)	247,143	378,570	449,971	828,541
Fidelity VIP Contrafund® Portfolio	(4,903)	208,084	154,681	357,862	90,065	(81,618)	(62,813)	(20,764)	(20,038)	(95,168)	262,694	1,211,022	1,473,716
Fidelity VIP Equity-Income Portfolio	10,512	59,502	111,683	181,697	52,239	(47,522)	(24,548)	(4,512)	(7,477)	(31,820)	149,877	694,553	844,430
Fidelity VIP Growth Portfolio	(2,498)	40,822	94,959	133,283	25,920	(31,205)	(15,878)	12,259	(6,625)	(15,529)	117,754	403,331	521,085
Fidelity VIP Growth & Income Portfolio	20,686	122,657	20,980	164,323	32,199	(32,463)	(2,332)	(131,201)	(5,293)	(139,090)	25,233	635,667	660,900
Fidelity VIP Mid Cap Portfolio	3,704	173,328	115,748	292,780	58,158	(66,637)	(72,106)	(122,361)	(11,538)	(214,484)	78,296	1,379,702	1,457,998
Fidelity VIP Freedom 2010 Portfolio	149	478	876	1,503	1,597	(543)	—	84	(257)	881	2,384	9,678	12,062
Fidelity VIP Freedom 2015 Portfolio	262	1,187	1,217	2,666	3,040	(725)	—	(665)	(349)	1,301	3,967	14,277	18,244
Fidelity VIP Freedom 2020 Portfolio	437	2,050	3,747	6,234	5,911	(3,668)	—	68	(1,099)	1,212	7,446	32,480	39,926
Fidelity VIP Freedom 2025 Portfolio	1,749	6,099	21,118	28,966	7,606	(5,435)	(1,369)	175	(4,386)	(3,409)	25,557	141,147	166,704
Fidelity VIP Freedom 2030 Portfolio	631	3,869	10,470	14,970	7,085	(2,925)	—	(5,716)	(1,729)	(3,285)	11,685	65,696	77,381
Non-Affiliated Series I:
Invesco V.I. American Franchise Fund	(1,355)	33,768	12,759	45,172	9,039	(11,412)	(11,649)	(6,488)	(1,077)	(21,587)	23,585	135,539	159,124
Invesco V.I. Government Securities Fund	251	(68)	599	782	1,851	(2,442)	(375)	828	(205)	(343)	439	14,843	15,282
Non-Affiliated Class 1B:								—
Putnam VT International Equity Fund	1,190	3,277	43,444	47,911	21,730	(12,103)	(6,263)	(13,650)	(1,804)	(12,090)	35,821	210,333	246,154
Putnam VT Sustainable Leaders Fund	—	6	5	11	—	(2)	—	—	—	(2)	9	32	41
Putnam VT Small Cap Value Fund	489	(12,811)	58,364	46,042	13,470	(9,055)	(29,472)	363	(2,949)	(27,643)	18,399	208,191	226,590
Putnam VT Equity Income Fund	2,274	13,750	22,590	38,614	13,945	(17,473)	(8,239)	(2,026)	(1,601)	(15,394)	23,220	137,460	160,680
Non-Affiliated Series II:
Invesco V.I. Value Opportunities Fund	(908)	30,363	18,479	47,934	9,827	(6,926)	(17,304)	(2,927)	(1,383)	(18,713)	29,221	164,124	193,345
Invesco V.I. Core Equity Fund	(341)	7,610	8,666	15,935	4,899	(1,674)	—	(387)	(682)	2,156	18,091	56,296	74,387
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	(465)	18,980	775	19,290	6,548	(5,214)	(22,970)	136,521	(1,314)	113,571	132,861	—	132,861
Invesco Oppenheimer V.I. Global Strategic Income Fund (a)	17,746	(79)	9,572	27,239	19,500	(17,032)	(721)	560,637	(1,816)	560,568	587,807	—	587,807
Invesco Oppenheimer V.I. International Growth Fund (a)	2,781	36,115	68,268	107,164	34,900	(26,501)	(14,558)	723,996	(4,903)	712,934	820,098	—	820,098
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund	4,596	20,224	36,174	60,994	13,848	(6,749)	(4,247)	(1,618)	(3,475)	(2,241)	58,753	243,279	302,032
Franklin Income VIP Fund	17,044	5,974	42,773	65,791	18,690	(17,961)	(1,390)	269,571	(3,506)	265,404	331,195	317,712	648,907
Franklin Mutual Shares VIP Fund	5,146	38,519	22,790	66,455	16,194	(18,545)	(247)	(10,085)	(2,709)	(15,392)	51,063	304,188	355,251
Franklin Large Cap Growth VIP Fund	(2,746)	62,234	77,250	136,738	38,793	(29,202)	(14,865)	123,040	(5,997)	111,769	248,507	376,152	624,659
Franklin U.S. Government Securities VIP Fund	7,331	(1,394)	7,941	13,878	40,610	(24,049)	(2,519)	(4,412)	(4,217)	5,413	19,291	289,385	308,676
Templeton Foreign VIP Fund	9,548	(1,302)	72,395	80,641	53,209	(40,016)	(51,463)	12,613	(5,151)	(30,808)	49,833	675,539	725,372
Templeton Growth VIP Fund	3,068	24,702	(7,068)	20,702	10,602	(5,264)	—	10,266	(1,766)	13,838	34,540	129,138	163,678

See accompanying notes

(a) New Underlying Fund. See Note 1.	15

Columbus Life Assurance Company Separate Account 1
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2019

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period
Non-Affiliated Class 2:
Invesco V.I. Comstock Fund	$1,849	$28,155	$6,507	$36,511	$13,951	$(16,503)	$(345)	$3,396	$(2,072)	$(1,573)	$34,938	$150,396	$185,334
Invesco V.I. American Franchise Fund	(596)	31,482	28,392	59,278	4,685	(10,988)	(2)	(1,916)	(652)	(8,873)	50,405	167,779	218,184
Invesco V.I. American Value Fund	(6)	691	1,950	2,635	722	(434)	(248)	772	(170)	642	3,277	10,845	14,122
Morgan Stanley VIF Emerging Markets Equity Portfolio	1,437	18,807	26,356	46,600	16,930	(10,183)	(612)	(824)	(2,810)	2,501	49,101	243,642	292,743
Morgan Stanley VIF Emerging Markets Debt Portfolio	137	(59)	338	416	327	(195)	(713)	(213)	(165)	(959)	(543)	3,524	2,981
Morgan Stanley VIF Global Real Estate Portfolio	260	942	1,228	2,430	3,726	(845)	(1,405)	(2,094)	(589)	(1,207)	1,223	14,816	16,039
Non-Affiliated Class A:
DWS Bond VIP Fund	550	(297)	1,859	2,112	—	(713)	(381)	—	(137)	(1,231)	881	21,717	22,598
DWS Equity 500 Index VIP Fund	61,541	401,068	608,263	1,070,872	213,912	(176,400)	(395,681)	(19,085)	(21,220)	(398,474)	672,398	3,677,844	4,350,242
DWS Small Cap Index VIP Fund	2,117	40,952	46,141	89,210	37,872	(21,154)	(5,533)	7,107	(5,989)	12,303	101,513	359,183	460,696

See accompanying notes

(a) New Underlying Fund. See Note 1.	16

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements
December 31, 2020
1. Organization and Nature of Operations
Columbus Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Columbus Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium (“Flexible Premium”) variable universal life insurance policy.
The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding investment portfolio (“Underlying Fund”). The Separate Account currently has 61 subaccounts available. The investment objective of each subaccount and its Underlying Fund are the same. Refer to each Underlying Fund’s prospectus for a description of investment objectives.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable universal life insurance policies are distributed across the United States through a network of broker-dealers and wholesalers.
Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

The Alger Portfolios	Fidelity Variable Insurance Products (continued)
Non-Affiliated:	Non-Affiliated Service Class 2 (continued):
Alger Large Cap Growth Fund	Fidelity VIP Growth Portfolio
Alger Small Cap Growth Fund	Fidelity VIP Growth & Income Portfolio
Fidelity VIP Mid Cap Portfolio
DWS Investments VIT Funds	Fidelity VIP Freedom 2010 Portfolio
Non-Affiliated Class A:	Fidelity VIP Freedom 2015 Portfolio
DWS Bond VIP Fund	Fidelity VIP Freedom 2020 Portfolio
DWS Equity 500 Index VIP Fund	Fidelity VIP Freedom 2025 Portfolio
DWS Small Cap Index VIP Fund	Fidelity VIP Freedom 2030 Portfolio

Franklin Templeton VIP Trust
Fidelity Variable Insurance Products	Non-Affiliated Class 2:
Non-Affiliated Initial Class:	Franklin Growth and Income VIP Fund
Fidelity VIP Government Money Market	Franklin Income VIP Fund
Non-Affiliated Service Class 2:	Franklin Mutual Shares VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Balanced Portfolio	Franklin U.S. Government Securities VIP Fund
Fidelity VIP Contrafund® Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Equity-Income Portfolio	Templeton Growth VIP Fund

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Guggenheim Variable Insurance Funds	Morgan Stanley Variable Insurance Funds
Non-Affiliated:	Non-Affiliated Class 2:
Guggenheim VT Multi-Hedge Strategies Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF Emerging Markets Debt Portfolio
Invesco Variable Insurance Funds	Morgan Stanley VIF Global Real Estate Portfolio
Non-Affiliated Series I:
Invesco V.I. American Franchise Fund	Pimco Variable Insurance Trust
Invesco V.I. Government Securities Fund	Non-Affiliated:
Non-Affiliated Series II:	PIMCO VIT Long-Term U.S. Government Portfolio
Invesco V.I. Value Opportunities Fund	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Invesco V.I. Core Equity Fund	PIMCO VIT Total Return Portfolio
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund	Putnam Variable Trust
Invesco V.I. American Value Fund	Non-Affiliated Class 1B:
Invesco V.I. Comstock Fund	Putnam VT International Equity Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Putnam VT Sustainable Leaders Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund	Putnam VT Small Cap Value Fund
Invesco Oppenheimer V.I. International Growth Fund	Putnam VT Equity Income Fund

Janus Henderson VIT Funds	Touchstone Variable Series Trust
Non-Affiliated Service Class:	Affiliated Service Class:
Janus Henderson Enterprise Portfolio	Touchstone VST Moderate ETF Fund
Janus Henderson Forty Portfolio	Touchstone VST Aggressive ETF Fund
Janus Henderson Global Research Portfolio	Touchstone VST Conservative ETF Fund
Touchstone VST Bond Fund
JPMorgan Insurance Trust	Touchstone VST Common Stock Fund
Non-Affiliated:
JP Morgan IT Mid Cap Value

Massachusetts Financial Service Variable Insurance Trust(^II)
Non-Affiliated Initial Class:
MFS Growth Fund
MFS Investors Trust Fund
Non-Affiliated Service Class:
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS New Discovery Fund
^MFS Core Equity Fund

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
5/23/2019 - 12/31/2019	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
5/23/2019 - 12/31/2019	Invesco Oppenheimer V.I. Global Strategic Income Fund
5/23/2019 - 12/31/2019	Invesco Oppenheimer V.I. International Growth Fund

As a result of restructuring in 2019, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
5/23/2019	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Oppenheimer Discovery Mid Cap Growth Fund
5/23/2019	Invesco Oppenheimer V.I. Global Strategic Income Fund	Oppenheimer Global Strategic Income Fund
5/23/2019	Invesco Oppenheimer V.I. International Growth Fund	Oppenheimer International Growth Fund
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund
2. Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).
Investments
Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.
Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.
Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
2. Significant Accounting Policies (continued)
The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.
•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•    Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•    Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.
Unit Value
Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges, as applicable.
Taxes
Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
2. Significant Accounting Policies (continued)
Use of Estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
3. Purchases and Sales of Investments
The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the year ended December 31, 2020 and the cost of shares held at December 31, 2020, for each subaccount were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Moderate ETF Fund	$101,167	$(117,368)	$234,765
Touchstone VST Aggressive ETF Fund	24,550	(7,702)	139,471
Touchstone VST Conservative ETF Fund	5,828	(4,072)	18,974
Touchstone VST Bond Fund	658,426	(163,096)	7,591,500
Touchstone VST Common Stock Fund	597,908	(1,148,306)	11,324,376
Non-Affiliated:
Alger Large Cap Growth Fund	12,093	(5,439)	57,409
Alger Small Cap Growth Fund	4,181	(2,558)	36,820
JP Morgan IT Mid Cap Value	18	(10)	260
PIMCO VIT Long-Term U.S. Government Portfolio	5,963	(6,713)	45,424
PIMCO VIT CommodityRealReturn® Strategy Portfolio	4,941	(744)	13,875
PIMCO VIT Total Return Portfolio	32,477	(34,397)	164,818
Guggenheim VT Multi-Hedge Strategies Fund	5,229	(3,112)	17,086
Non-Affiliated Initial Class:
Fidelity VIP Government Money Market	184,367	(192,292)	848,153
MFS Growth Fund	1,256	(9,688)	13,222
MFS Investors Trust Fund	357	(775)	7,533
Non-Affiliated Service Class:
Janus Henderson Enterprise Portfolio	10,234	(8,036)	55,219
Janus Henderson Forty Portfolio	62,058	(112,094)	430,752
Janus Henderson Global Research Portfolio	17,689	(9,175)	135,262
MFS Growth Fund	1,607	(1,333)	13,325
MFS Mid Cap Growth Fund	638	(646)	6,679
MFS New Discovery Fund	936	(555)	7,915
MFS Core Equity Fund	700	(434)	11,982
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	4,327	(92,351)	34,353
Fidelity VIP Balanced Portfolio	51,139	(72,810)	725,222
Fidelity VIP Contrafund® Portfolio	74,190	(184,029)	1,247,635
Fidelity VIP Equity-Income Portfolio	88,753	(86,147)	773,658
Fidelity VIP Growth Portfolio	93,485	(106,033)	446,570
Fidelity VIP Growth & Income Portfolio	72,892	(44,943)	584,176
Fidelity VIP Mid Cap Portfolio	95,417	(235,143)	1,311,363
Fidelity VIP Freedom 2010 Portfolio	2,492	(1,135)	12,780
Fidelity VIP Freedom 2015 Portfolio	4,225	(2,185)	19,726
Fidelity VIP Freedom 2020 Portfolio	6,537	(11,253)	33,444
Fidelity VIP Freedom 2025 Portfolio	13,754	(68,259)	99,163
Fidelity VIP Freedom 2030 Portfolio	13,592	(5,718)	78,709

22

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

3. Purchases and Sales of Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Series I:
Invesco V.I. American Franchise Fund	$24,740	$(35,195)	$133,396
Invesco V.I. Government Securities Fund	3,626	(2,749)	16,074
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	27,403	(16,256)	233,376
Putnam VT Sustainable Leaders Fund	4	(2)	32
Putnam VT Small Cap Value Fund	54,900	(56,513)	221,409
Putnam VT Equity Income Fund	20,067	(12,414)	149,826
Non-Affiliated Series II:
Invesco V.I. Value Opportunities Fund	24,349	(21,189)	211,879
Invesco V.I. Core Equity Fund	18,508	(4,058)	88,739
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	32,710	(15,208)	149,914
Invesco Oppenheimer V.I. Global Strategic Income Fund	65,019	(30,152)	611,550
Invesco Oppenheimer V.I. International Growth Fund	49,227	(63,970)	741,279
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund	100,251	(113,307)	229,223
Franklin Income VIP Fund	73,329	(38,810)	650,656
Franklin Mutual Shares VIP Fund	57,767	(34,122)	384,762
Franklin Large Cap Growth VIP Fund	93,440	(65,754)	591,200
Franklin U.S. Government Securities VIP Fund	38,336	(33,083)	318,698
Templeton Foreign VIP Fund	87,248	(69,063)	740,044
Templeton Growth VIP Fund	27,442	(30,662)	165,241
Invesco V.I. Comstock Fund	31,753	(22,429)	197,860
Invesco V.I. American Franchise Fund	21,824	(24,505)	205,115
Invesco V.I. American Value Fund	3,925	(1,019)	17,261
Morgan Stanley VIF Emerging Markets Equity Portfolio	24,395	(19,001)	269,968
Morgan Stanley VIF Emerging Markets Debt Portfolio	847	(284)	3,544
Morgan Stanley VIF Global Real Estate Portfolio	8,622	(3,171)	20,581
Non-Affiliated Class A:
DWS Bond VIP Fund	572	(2,807)	20,959
DWS Equity 500 Index VIP Fund	442,630	(532,933)	3,592,525
DWS Small Cap Index VIP Fund	76,538	(29,527)	480,079

23

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
4. Expenses and Related Party Transactions
The Company deducts a premium expense charge from the Separate Account to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, Pinnacle II and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50%, with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

For Flexible Premium, a tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options. For Pinnacle, Pinnacle II and Legacy, a state tax charge equal to the state premium tax rate for the state of residence is deducted from each premium payment before the net premiums are allocated to the investment options. The maximum state tax charge is 3.50% of a premium payment.
The Company also deducts from a contract owner’s account a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.
The Company also deducts from a contract owner’s account an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted from a contract owner’s account on each monthly anniversary day.
The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6. For Pinnacle, Pinnacle II and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50. This charge is also deducted from a contract owner’s account on each monthly anniversary day.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
The Company also charges policies a fee in order to compensate for its assumption of mortality and expense risks. For Flexible Premium, the deduction is made daily on a pro rata basis from the accumulation unit values of each sub-account at an annual effective rate not to exceed 1.00%. For Pinnacle, Pinnacle II and Legacy, the deduction is made monthly as a direct charge to the policy at an annual effective rate not to exceed 0.90%. The monthly deduction can be charged on a pro-rata basis to each investment option or from a single investment option at the direction of the policyholder. As of December 31, 2020, the effective annual rate of the Flexible Premium charges is 0.90% and for each Pinnacle, Pinnacle II and Legacy effective annual rate charges are 0.70%.
A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle, Pinnacle II and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured’s age, gender and underwriting class.
There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.
There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.
Touchstone Advisors Inc., an affiliate of the Company, advises certain funds in the Touchstone Variable Series Trust, offered through the Company’s variable life products.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
5. Changes in Units Outstanding
The following table shows a summary of changes in units outstanding for variable universal life insurance contracts for the periods ended December 31, 2020 and 2019:

Flexible Premium Variable Universal Life Insurance

	2020			2019

Subaccount	Units Purchased	Units Redeemed	Net Increase (Decrease)	Units Purchased	Units Redeemed	Net Increase (Decrease)
Touchstone VST Moderate ETF Fund	211	(332)	(121)	161	(134)	27
Touchstone VST Bond Fund (a)	948	(727)	221	8,328	(186)	8,142
Touchstone VST Common Stock Fund (a)	2,026	(8,522)	(6,496)	77,137	(1,275)	75,862

Alger Large Cap Growth Fund	—	(154)	(154)	1	(433)	(432)
Alger Small Cap Growth Fund	—	(60)	(60)	—	(252)	(252)

PIMCO VIT Long-Term U.S. Government Portfolio	111	(150)	(39)	138	(122)	16

Fidelity VIP Government Money Market	1,689	(1,697)	(8)	3,300	(5,482)	(2,182)
Fidelity VIP Asset Manager Portfolio	21	(63)	(42)	13	(28)	(15)
Fidelity VIP Balanced Portfolio	69	(193)	(124)	208	(86)	122
Fidelity VIP Contrafund® Portfolio	80	(302)	(222)	350	(498)	(148)
Fidelity VIP Equity-Income Portfolio	238	(231)	7	638	(473)	165
Fidelity VIP Growth Portfolio	354	(249)	105	403	(609)	(206)
Fidelity VIP Growth & Income Portfolio	93	(393)	(300)	51	(73)	(22)
Fidelity VIP Mid Cap Portfolio	191	(259)	(68)	116	(148)	(32)

MFS Growth Fund - Initial Class	—	(237)	(237)	—	(133)	(133)
MFS Investors Trust Fund	—	(25)	(25)	—	(28)	(28)
MFS Core Equity Fund	—	(25)	(25)	—	(28)	(28)
MFS Mid Cap Growth Fund	—	(4)	(4)	—	(19)	(19)
MFS New Discovery Fund	—	—	—	—	—	—

Invesco V.I. American Franchise Fund - Series I	440	(1,296)	(856)	248	(1,233)	(985)
Invesco V.I. Government Securities Fund	170	(137)	33	155	(173)	(18)

Putnam VT International Equity Fund	642	(459)	183	401	(833)	(432)

DWS Equity 500 Index VIP Fund	188	(261)	(73)	238	(151)	87
DWS Small Cap Index VIP Fund	97	(30)	67	44	(32)	12

(a) New Underlying Fund. See Note 1.	25

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

Pinnacle, Pinnacle II and Legacy Variable Universal Life

	2020			2019

Subaccount	Units Purchased	Units Redeemed	Net Increase (Decrease)	Units Purchased	Units Redeemed	Net Increase (Decrease)
Touchstone VST Moderate ETF Fund	4,331	(5,652)	(1,321)	4,018	(7,829)	(3,811)
Touchstone VST Aggressive ETF Fund	930	(369)	561	777	(540)	237
Touchstone VST Conservative ETF Fund	276	(229)	47	257	(239)	18
Touchstone VST Bond Fund (a)	49,292	(14,481)	34,811	697,372	(4,848)	692,524
Touchstone VST Common Stock Fund (a)	10,387	(93,894)	(83,507)	1,155,944	(79,040)	1,076,904

PIMCO VIT CommodityRealReturn® Strategy Portfolio	407	(75)	332	217	(103)	114
PIMCO VIT Total Return Portfolio	1,463	(1,879)	(416)	998	(939)	59

JPMorgan IT Mid Cap Value	—	—	—	—	(1)	(1)

Fidelity VIP Government Money Market	12,379	(13,086)	(707)	6,576	(14,881)	(8,305)
Fidelity VIP Asset Manager Portfolio	88	(3,296)	(3,208)	73	(734)	(661)
Fidelity VIP Balanced Portfolio	707	(1,936)	(1,229)	9,214	(1,388)	7,826
Fidelity VIP Contrafund® Portfolio	1,095	(3,169)	(2,074)	1,329	(3,526)	(2,197)
Fidelity VIP Equity-Income Portfolio	1,258	(2,682)	(1,424)	1,115	(2,437)	(1,322)
Fidelity VIP Growth Portfolio	621	(2,139)	(1,518)	1,275	(1,628)	(353)
Fidelity VIP Growth & Income Portfolio	933	(1,077)	(144)	816	(5,532)	(4,716)
Fidelity VIP Mid Cap Portfolio	1,846	(4,113)	(2,267)	1,830	(6,017)	(4,187)
Fidelity VIP Freedom 2010 Portfolio	97	(62)	35	96	(49)	47
Fidelity VIP Freedom 2015 Portfolio	160	(115)	45	171	(97)	74
Fidelity VIP Freedom 2020 Portfolio	199	(546)	(347)	250	(198)	52
Fidelity VIP Freedom 2025 Portfolio	284	(3,362)	(3,078)	378	(616)	(238)
Fidelity VIP Freedom 2030 Portfolio	440	(285)	155	349	(552)	(203)

MFS Growth Fund - Service Class	—	(28)	(28)	—	(130)	(130)
MFS Mid Cap Growth Fund	—	(19)	(19)	—	(24)	(24)
MFS New Discovery Fund	—	(12)	(12)	—	(15)	(15)

Janus Henderson Enterprise Portfolio	115	(163)	(48)	71	(140)	(69)
Janus Henderson Forty Portfolio	267	(1,806)	(1,539)	550	(921)	(371)
Janus Henderson Global Research Portfolio	427	(404)	23	582	(324)	258

Guggenheim VT Multi-Hedge Strategies Fund	371	(228)	143	224	(89)	135

Invesco V.I. Value Opportunities Fund	781	(829)	(48)	367	(1,089)	(722)
Invesco V.I. Core Equity Fund	34	(166)	(132)	217	(137)	80
Invesco V.I. Comstock Fund	735	(650)	85	436	(499)	(63)
Invesco V.I. American Franchise Fund - Class II	62	(450)	(388)	107	(334)	(227)

(a) New Underlying Fund. See Note 1.	26

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2020			2019

Subaccount	Units Purchased	Units Redeemed	Net Increase (Decrease)	Units Purchased	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Value Fund	238	(52)	186	68	(42)	26
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II (a)	1,616	(1,197)	419	15,074	(3,332)	11,742
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II (a)	3,380	(3,041)	339	58,003	(2,091)	55,912
Invesco Oppenheimer V.I. International Growth Fund - Series II (a)	3,033	(5,654)	(2,621)	75,449	(4,098)	71,351

Putnam VT International Equity Fund	383	(183)	200	687	(894)	(207)
Putnam VT Sustainable Leaders Fund	—	—	—	—	—	—
Putnam VT Small Cap Value Fund	1,923	(1,675)	248	527	(1,281)	(754)
Putnam VT Equity Income Fund	648	(1,077)	(429)	648	(2,025)	(1,377)

Franklin Growth and Income VIP Fund	809	(3,121)	(2,312)	451	(545)	(94)
Franklin Income VIP Fund	1,301	(1,328)	(27)	9,129	(691)	8,438
Franklin Mutual Shares VIP Fund	1,454	(1,254)	200	471	(990)	(519)
Franklin Large Cap Growth VIP Fund	563	(1,435)	(872)	4,195	(1,381)	2,814
Franklin U.S. Government Securities VIP Fund	1,652	(1,973)	(321)	1,841	(1,587)	254
Templeton Foreign VIP Fund	3,003	(3,058)	(55)	2,881	(4,116)	(1,235)
Templeton Growth VIP Fund	953	(1,232)	(279)	895	(383)	512

Morgan Stanley VIF Emerging Markets Equity Portfolio	378	(406)	(28)	355	(324)	31
Morgan Stanley VIF Emerging Markets Debt Portfolio	32	(13)	19	11	(56)	(45)
Morgan Stanley VIF Global Real Estate Portfolio	288	(121)	167	114	(159)	(45)

DWS Bond VIP Fund	1	(172)	(171)	—	(85)	(85)

DWS Equity 500 Index VIP Fund	3,075	(12,885)	(9,810)	4,240	(16,709)	(12,469)
DWS Small Cap Index VIP Fund	689	(656)	33	777	(539)	238

(a) New Underlying Fund. See Note 1.	27

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)
6. Financial Highlights
A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

	At December 31, 2020								For the Period Ended December 31, 2020
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Touchstone Variable Series Trust
Touchstone VST Moderate ETF Fund	$18.05	to	$20.04	11	$19.87	to	$22.26	$244	2.13%	0.00%	to	0.90%	10.07%	to	11.07%
Touchstone VST Aggressive ETF Fund			21.37	7			23.90	165	1.92%			0.00%			11.84%
Touchstone VST Conservative ETF Fund			17.83	1			19.59	20	2.79%			0.00%			9.90%
Touchstone VST Bond Fund	10.20		10.25	736	11.09		11.23	8,264	1.74%	0.00%	to	0.90%	8.64%	to	9.62%
Touchstone VST Common Stock Fund	10.82		10.86	1,063	13.24		13.42	14,245	0.63%	0.00%	to	0.90%	22.38%	to	23.48%
The Alger Portfolios
Alger Large Cap Growth Fund			25.56	2			42.30	94	0.18%			0.90%			65.53%
Alger Small Cap Growth Fund			29.04	1			48.10	65	1.10%			0.90%			65.65%
JP Morgan Insurance Trust
JP Morgan IT Mid Cap Value			43.52	*-			43.69	*-	1.68%			0.00%			0.37%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio			34.81	1			40.49	56	1.69%			0.90%			16.34%
PIMCO VIT CommodityRealReturn® Strategy Portfolio			11.33	1			11.49	13	6.30%			0.00%			1.35%
PIMCO VIT Total Return Portfolio			17.34	9			18.84	176	2.12%			0.00%			8.65%

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2020								For the Period Ended December 31, 2020
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)

Guggenheim Variable Insurance Funds
Guggenheim VT Multi-Hedge Strategies Fund			$12.94	1			$13.90	$18	1.33%			0.00%			7.39%
Fidelity Variable Insurance Products Funds
Fidelity VIP Government Money Market	10.03	to	13.27	67	9.97	to	13.31	848	0.32%	0.00%	to	0.90%	(0.58)%	to	0.32%
Fidelity VIP Asset Manager Portfolio	21.47	to	26.52	1	24.37	to	30.37	40	0.62%	0.00%	to	0.90%	13.51%	to	14.54%
Fidelity VIP Balanced Portfolio	27.40	to	34.11	23	33.16	to	41.65	956	1.27%	0.00%	to	0.90%	21.03%	to	22.13%
Fidelity VIP Contrafund® Portfolio	39.72	to	49.60	28	51.26	to	64.60	1,772	0.08%	0.00%	to	0.90%	29.06%	to	30.23%
Fidelity VIP Equity-Income Portfolio	25.30	to	31.87	26	26.69	to	33.92	850	1.66%	0.00%	to	0.90%	5.48%	to	6.44%
Fidelity VIP Growth Portfolio	28.03	to	36.98	13	39.87	to	53.08	671	0.04%	0.00%	to	0.90%	42.26%	to	43.55%
Fidelity VIP Growth & Income Portfolio	27.26	to	34.45	19	29.06	to	37.07	697	1.97%	0.00%	to	0.90%	6.63%	to	7.59%
Fidelity VIP Mid Cap Portfolio	46.33	to	57.08	24	54.12	to	67.27	1,561	0.40%	0.00%	to	0.90%	16.81%	to	17.87%
Fidelity VIP Freedom 2010 Portfolio			18.33	1			20.57	14	1.12%			0.00%			12.24%
Fidelity VIP Freedom 2015 Portfolio			18.86	1			21.42	22	1.08%			0.00%			13.56%
Fidelity VIP Freedom 2020 Portfolio			19.09	2			21.90	38	0.91%			0.00%			14.72%
Fidelity VIP Freedom 2025 Portfolio			20.22	5			23.39	121	0.79%			0.00%			15.68%
Fidelity VIP Freedom 2030 Portfolio			20.43	4			23.83	94	1.04%			0.00%			16.64%
MFS Variable Insurance Trust (^II)
MFS Growth Fund - Initial Class			35.20	*-			45.99	22	—%			0.90%			30.67%
MFS Investors Trust Fund			28.64	*-			32.32	11	0.64%			0.90%			12.85%
^MFS Core Equity Fund	16.47	to	17.18	1	19.32	to	20.34	14	0.50%	0.00%	to	0.90%	17.32%	to	18.39%
MFS Growth Fund - Service Class			42.53	*-			55.95	27	—%			0.00%			31.54%
MFS Mid Cap Growth Fund	19.64	to	27.93	*-	26.49	to	38.01	9	—%	0.00%	to	0.90%	34.90%	to	36.12%
MFS New Discovery Fund	34.04	to	44.35	*-	49.11	to	64.57	11	—%	0.00%	to	0.90%	44.28%	to	45.58%
Janus Henderson VIT Funds
Janus Henderson Enterprise Portfolio			51.53	1			61.41	76	0.05%			0.00%			19.18%
Janus Henderson Forty Portfolio			53.11	9			73.84	643	0.64%			0.00%			39.03%
Janus Henderson Global Research Portfolio			22.35	6			26.76	174	0.65%			0.00%			19.76%
Invesco Variable Insurance Funds
Invesco V.I. Government Securities Fund			18.38	1			19.36	17	2.52%			0.90%			5.32%
Invesco V.I. Value Opportunities Fund			27.99	7			29.48	202	0.09%			0.00%			5.33%
Invesco V.I. American Franchise Fund - Series I			24.96	6			35.21	194	0.07%			0.90%			41.08%
Invesco V.I. Core Equity Fund			24.50	3			27.82	81	1.09%			0.00%			13.57%
Invesco V.I. Comstock Fund			40.99	5			40.55	187	2.23%			0.00%			(1.09)%
Invesco V.I. American Franchise Fund - Class II			47.15	4			66.96	284	—%			0.00%			42.00%
Invesco V.I. American Value Fund			22.55	1			22.74	18	0.72%			0.00%			0.86%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund			11.31	12			15.87	193	—%			0.00%			40.24%
Invesco Oppenheimer V.I. Global Strategic Income Fund			10.51	56			10.83	609	5.53%			0.00%			2.99%
Invesco Oppenheimer V.I. International Growth Fund			11.49	69			13.91	956	0.65%			0.00%			21.04%

* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2020								For the Period Ended December 31, 2020
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Putnam Variable Trust
Putnam VT International Equity Fund	$23.63	to	$27.44	10	$26.25	to	$30.76	$286	1.59%	0.00%	to	0.90%	11.09%	to	12.10%
Putnam VT Sustainable Leaders Fund			54.07	*-			69.61	*-	—%			0.00%			28.74%
Putnam VT Small Cap Value Fund			42.53	6			44.21	247	1.04%			0.00%			3.96%
Putnam VT Equity Income Fund			13.49	11			14.27	164	1.70%			0.00%			5.80%
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income VIP Fund			39.04	5			41.19	223	4.14%			0.00%			5.52%
Franklin Income VIP Fund			33.20	20			33.43	652	5.76%			0.00%			0.69%
Franklin Mutual Shares VIP Fund			33.95	11			32.24	344	2.89%			0.00%			(5.04)%
Franklin Large Cap Growth VIP Fund			42.09	14			60.88	850	—%			0.00%			44.63%
Franklin U.S. Government Securities VIP Fund			16.32	19			16.95	315	3.41%			0.00%			3.83%
Templeton Foreign VIP Fund			28.18	26			27.85	715	3.38%			0.00%			(1.16)%
Templeton Growth VIP Fund			29.26	5			30.96	165	3.04%			0.00%			5.80%
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio			49.49	6			56.60	333	1.34%			0.00%			14.36%
Morgan Stanley VIF Emerging Markets Debt Portfolio			22.92	*-			24.19	4	4.35%			0.00%			5.53%
Morgan Stanley VIF Global Real Estate Portfolio			32.11	1			27.34	18	4.08%			0.00%			(14.85)%
DWS Investments VIT Funds
DWS Bond VIP Fund			16.82	1			18.35	22	2.68%			0.00%			9.07%
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	26.68	to	38.15	106	31.23	to	45.05	4,692	1.68%	0.00%	to	0.90%	17.03%	to	18.10%
DWS Small Cap Index VIP Fund	34.92	to	44.91	11	41.33	to	53.63	554	1.11%	0.00%	to	0.90%	18.36%	to	19.43%
* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2019								For the Period Ended December 31, 2019
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Touchstone Variable Series Trust
Touchstone VST Moderate ETF Fund	$15.31	to	$16.85	13	$18.05	to	$20.04	$249	2.02%	0.00%	to	0.90%	17.90%	to	18.96%
Touchstone VST Aggressive ETF Fund			17.46	6			21.37	136	1.81%			0.00%			22.38%
Touchstone VST Conservative ETF Fund			15.44	1			17.83	17	2.87%			0.00%			15.47%
Touchstone VST Bond Fund (July 12, 2019)	10.00	to	10.00	701	10.20	to	10.25	7,180	1.30%	0.00%	to	0.90%	2.05%	to	2.48%
Touchstone VST Common Stock Fund (July 12, 2019)	10.00	to	10.00	1,153	10.82	to	10.86	12,520	0.55%	0.00%	to	0.90%	8.18%	to	8.64%
The Alger Portfolios
Alger Large Cap Growth Fund			20.24	2			25.56	61	—%			0.90%			26.29%
Alger Small Cap Growth Fund			22.65	1			29.04	41	—%			0.90%			28.18%
JP Morgan Insurance Trust
JP Morgan IT Mid Cap Value			34.34	*-			43.52	*-	1.51%			0.00%			26.76%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio			30.99	1			34.81	50	2.06%			0.90%			12.31%
PIMCO VIT CommodityRealReturn® Strategy Portfolio			10.17	1			11.33	9	4.43%			0.00%			11.43%
PIMCO VIT Total Return Portfolio			16.00	10			17.34	169	3.01%			0.00%			8.36%
Guggenheim Variable Insurance Funds
Guggenheim VT Multi-Hedge Strategies Fund			12.32	1			12.94	15	2.37%			0.00%			5.01%
Fidelity Variable Insurance Products Funds
Fidelity VIP Government Money Market	9.92	to	13.00	68	10.03	to	13.27	856	2.01%	0.00%	to	0.90%	1.11%	to	2.02%
Fidelity VIP Asset Manager Portfolio	18.36	to	22.47	5	21.47	to	26.52	121	1.53%	0.00%	to	0.90%	16.96%	to	18.01%
Fidelity VIP Balanced Portfolio	22.27	to	27.48	24	27.40	to	34.11	829	1.88%	0.00%	to	0.90%	23.01%	to	24.11%
Fidelity VIP Contrafund® Portfolio	30.53	to	37.78	30	39.72	to	49.60	1,474	0.22%	0.00%	to	0.90%	30.10%	to	31.27%
Fidelity VIP Equity-Income Portfolio	20.08	to	25.07	27	25.30	to	31.87	844	1.82%	0.00%	to	0.90%	25.97%	to	27.11%
Fidelity VIP Growth Portfolio	21.11	to	27.60	14	28.03	to	36.98	521	0.05%	0.00%	to	0.90%	32.78%	to	33.98%
Fidelity VIP Growth & Income Portfolio	21.21	to	26.57	19	27.26	to	34.45	661	3.38%	0.00%	to	0.90%	28.52%	to	29.68%
Fidelity VIP Mid Cap Portfolio	37.95	to	46.34	26	46.33	to	57.08	1,458	0.65%	0.00%	to	0.90%	22.07%	to	23.17%
Fidelity VIP Freedom 2010 Portfolio			15.83	1			18.33	12	1.99%			0.00%			15.75%
Fidelity VIP Freedom 2015 Portfolio			15.99	1			18.86	18	1.89%			0.00%			17.97%
Fidelity VIP Freedom 2020 Portfolio			15.92	2			19.09	40	1.89%			0.00%			19.88%
Fidelity VIP Freedom 2025 Portfolio			16.64	8			20.22	167	1.81%			0.00%			21.51%
Fidelity VIP Freedom 2030 Portfolio			16.46	4			20.43	77	1.71%			0.00%			24.11%
MFS Variable Insurance Trust (^II)
MFS Growth Fund - Initial Class			25.71	1			35.20	25	—%			0.90%			36.92%
MFS Investors Trust Fund			21.96	*-			28.64	10	0.69%			0.90%			30.41%
^MFS Core Equity Fund	12.50	to	12.93	1	16.47	to	17.18	13	0.56%	0.00%	to	0.90%	31.69%	to	32.87%
MFS Growth Fund - Service Class			30.87	1			42.53	22	—%			0.00%			37.78%
MFS Mid Cap Growth Fund	14.33	to	20.19	*-	19.64	to	27.93	8	—%	0.00%	to	0.90%	37.05%	to	38.28%
MFS New Discovery Fund	24.31	to	31.39	*-	34.04	to	44.35	8	—%	0.00%	to	0.90%	40.01%	to	41.27%

* - Less than 500.

31

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2019								For the Period Ended December 31, 2019
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Janus Henderson VIT Funds
Janus Henderson Enterprise Portfolio			$38.12	1			$51.53	$66	0.05%			0.00%			35.16%
Janus Henderson Forty Portfolio			38.81	10			53.11	544	0.02%			0.00%			36.85%
Janus Henderson Global Research Portfolio			17.36	6			22.35	144	0.89%			0.00%			28.71%
Invesco Variable Insurance Funds
Invesco V.I. Government Securities Fund			17.49	1			18.38	15	2.51%			0.90%			5.13%
Invesco V.I. Value Opportunities Fund			21.51	7			27.99	193	—%			0.00%			30.12%
Invesco V.I. American Franchise Fund - Series I			18.41	6			24.96	159	—%			0.90%			35.54%
Invesco V.I. Core Equity Fund			19.04	3			24.50	74	0.17%			0.00%			28.67%
Invesco V.I. Comstock Fund			32.81	5			40.99	185	1.74%			0.00%			24.94%
Invesco V.I. American Franchise Fund - Class II			34.56	5			47.15	218	—%			0.00%			36.43%
Invesco V.I. American Value Fund			18.08	1			22.55	14	0.43%			0.00%			24.71%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (May 23, 2019)			10.00	12			11.31	133	—%			0.00%			13.15%
Invesco Oppenheimer V.I. Global Strategic Income Fund (May 23, 2019)			10.00	56			10.51	588	3.32%			0.00%			5.13%
Invesco Oppenheimer V.I. International Growth Fund (May 23, 2019)			10.00	71			11.49	820	0.69%			0.00%			14.94%
Putnam Variable Trust
Putnam VT International Equity Fund	19.05	to	21.92	10	23.63	to	27.44	246	1.31%	0.00%	to	0.90%	24.04%	to	25.15%
Putnam VT Sustainable Leaders Fund			39.65	*-			54.07	*-	—%			0.00%			36.36%
Putnam VT Small Cap Value Fund			34.23	5			42.53	227	0.69%			0.00%			24.24%
Putnam VT Equity Income Fund			10.34	12			13.49	161	2.10%			0.00%			30.40%
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income VIP Fund			31.07	8			39.04	302	2.27%			0.00%			25.66%
Franklin Income VIP Fund			28.61	20			33.20	649	4.18%			0.00%			16.06%
Franklin Mutual Shares VIP Fund			27.70	10			33.95	355	1.84%			0.00%			22.57%
Franklin Large Cap Growth VIP Fund			31.28	15			42.09	625	—%			0.00%			34.58%
Franklin U.S. Government Securities VIP Fund			15.51	19			16.32	309	2.88%			0.00%			5.23%
Templeton Foreign VIP Fund			25.04	26			28.18	725	1.73%			0.00%			12.53%
Templeton Growth VIP Fund			25.41	6			29.26	164	2.65%			0.00%			15.15%
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio			41.41	6			49.49	293	1.00%			0.00%			19.51%
Morgan Stanley VIF Emerging Markets Debt Portfolio			20.08	*-			22.92	3	4.95%			0.00%			14.17%
Morgan Stanley VIF Global Real Estate Portfolio			27.20	1			32.11	16	2.45%			0.00%			18.06%
DWS Investments VIT Funds
DWS Bond VIP Fund			15.21	1			16.82	23	3.07%			0.00%			10.62%
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	20.52	to	29.08	116	26.68	to	38.15	4,350	1.93%	0.00%	to	0.90%	30.02%	to	31.19%
DWS Small Cap Index VIP Fund	28.14	to	35.86	10	34.92	to	44.91	461	1.04%	0.00%	to	0.90%	24.11%	to	25.22%
* - Less than 500.

32

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2018								For the Period Ended December 31, 2018
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Touchstone Variable Series Trust
Touchstone VST Active Bond Fund	$19.42	to	$20.32	341	$18.93	to	$19.99	$6,804	2.19%	0.00%	to	0.90%	(2.50)%	to	(1.63)%
Touchstone VST Focused Fund	48.34	to	59.08	83	44.48	to	53.88	3,787	0.47%	0.00%	to	0.90%	(7.98)%	to	(8.80)%
Touchstone VST Large Cap Core Equity Fund	21.12	to	27.24	268	19.57	to	25.48	6,768	0.60%	0.00%	to	0.90%	(7.34)%	to	(6.48)%
Touchstone VST Moderate ETF Fund	16.44	to	17.93	17	15.31	to	16.85	273	1.72%	0.00%	to	0.90%	(6.86)%	to	(6.02)%
Touchstone VST Aggressive ETF Fund			18.95	6			17.46	107	1.77%			0.00%			(7.86)%
Touchstone VST Conservative ETF Fund			16.09	1			15.44	15	1.85%			0.00%			(4.05)%
The Alger Portfolios
Alger Large Cap Growth Fund			19.98	3			20.24	57	—%			0.90%			1.28%
Alger Small Cap Growth Fund			22.54	2			22.65	38	—%			0.90%			0.51%
JP Morgan Insurance Trust
JP Morgan IT Mid Cap Value			38.95	*-			34.34	*-	1.34%			0.00%			(11.85)%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio			32.04	1			30.99	44	2.40%			0.90%			(3.27)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio			11.84	1			10.17	7	2.03%			0.90%			(14.10)%
PIMCO VIT Total Return Portfolio			16.09	10			16.00	155	2.56%			0.90%			(0.54)%
Guggenheim Variable Insurance Funds
Guggenheim VT Multi-Hedge Strategies Fund			12.98	1			12.32	13	—%			0.90%			(5.07)%
Fidelity Variable Insurance Products Funds
Fidelity VIP Government Money Market	9.85	to	12.79	78	9.92	to	13.00	970	1.65%			0.00%			1.68%
Fidelity VIP Asset Manager Portfolio	19.63	to	23.81	5	18.36	to	22.47	117	1.45%	0.00%	to	0.90%	(6.47)%	to	(5.62)%
Fidelity VIP Balanced Portfolio	23.52	to	28.76	17	22.27	to	27.48	450	1.22%	0.00%	to	0.90%	(5.30)%	to	(4.45)%
Fidelity VIP Contrafund® Portfolio	32.99	to	40.47	33	30.53	to	37.78	1,211	0.43%	0.00%	to	0.90%	(7.47)%	to	(6.64)%
Fidelity VIP Equity-Income Portfolio	22.16	to	27.41	28	20.08	to	25.07	695	2.04%	0.00%	to	0.90%	(9.37)%	to	(8.52)%
Fidelity VIP Growth Portfolio	21.39	to	27.72	15	21.11	to	27.60	403	0.04%	0.00%	to	0.90%	(1.32)%	to	(0.43)%
Fidelity VIP Growth & Income Portfolio	23.57	to	29.26	24	21.21	to	26.57	636	0.19%	0.00%	to	0.90%	(10.02)%	to	(9.20)%
Fidelity VIP Mid Cap Portfolio	44.93	to	54.37	30	37.95	to	46.34	1,380	0.41%	0.00%	to	0.90%	(15.53)%	to	(14.77)%
Fidelity VIP Freedom 2010 Portfolio			16.54	1			15.83	10	1.49%			0.00%			(4.28)%
Fidelity VIP Freedom 2015 Portfolio			16.88	1			15.99	14	1.43%			0.00%			(5.30)%
Fidelity VIP Freedom 2020 Portfolio			16.95	2			15.92	32	1.35%			0.00%			(6.06)%
Fidelity VIP Freedom 2025 Portfolio			17.85	8			16.64	141	1.27%			0.00%			(6.76)%
Fidelity VIP Freedom 2030 Portfolio			17.90	4			16.46	66	1.30%			0.00%			(8.04)%
MFS Variable Insurance Trust (^II)
MFS Growth Fund - Initial Class			25.26	1			25.71	22	0.08%			0.90%			1.76%
MFS Investors Trust Fund			23.45	*-			21.96	9	0.63%			0.90%			(6.35)%
^MFS Core Equity Fund	13.15	to	13.48	1	12.50	to	12.93	10	0.44%	0.00%	to	0.90%	(4.91)%	to	(4.05)%
MFS Growth Fund - Service Class			30.15	1			30.87	20	—%			0.00%			2.40%
MFS Mid Cap Growth Fund	14.32	to	20.00	*-	14.33	to	20.19	6	—%	0.00%	to	0.90%	0.07%	to	0.97%
MFS New Discovery Fund	24.96	to	31.94	*-	24.31	to	31.39	6	—%	0.00%	to	0.90%	(2.61)%	to	(1.71)%

* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

	At December 31, 2018								For the Period Ended December 31, 2018
Subaccount	Beginning Unit Value Range			Units (000s)	Ending Unit Value Range			Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)			Total Return Range (****)
Janus Henderson VIT Funds
Janus Henderson Enterprise Portfolio			$38.38	1			$38.12	$52	0.14%			0.00%			(0.67)%
Janus Henderson Forty Portfolio			38.15	11			38.81	412	1.20%			0.00%			1.72%
Janus Henderson Global Research Portfolio			18.69	6			17.36	108	0.95%			0.00%			(7.10)%
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth Fund			23.40	5			21.92	118	—%			0.00%			(6.31)%
Oppenheimer Global Strategic Income Fund			24.78	29			23.65	680	4.52%			0.00%			(4.55)%
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund			28.88	28			23.23	662	0.59%			0.00%			(19.55)%
Invesco Variable Insurance Funds
Invesco V.I. Government Securities Fund			17.55	1			17.49	15	2.20%			0.90%			(0.37)%
Invesco V.I. Value Opportunities Fund			26.67	8			21.51	164	—%			0.00%			(19.35)%
Invesco V.I. American Franchise Fund - Series I			19.28	7			18.41	136	—%			0.00%			(4.50)%
Invesco V.I. Core Equity Fund			21.06	3			19.04	56	—%			0.00%			(9.60)%
Invesco V.I. Comstock Fund			37.44	5			32.81	150	1.46%			0.00%			(12.36)%
Invesco V.I. American Franchise Fund - Class II			35.96	5			34.56	168	—%			0.00%			(3.88)%
Invesco V.I. American Value Fund			20.75	1			18.08	11	0.19%			0.00%			(12.87)%
Putnam Variable Trust
Putnam VT International Equity Fund	23.76	to	27.10	10	19.05	to	21.92	210	1.36%	0.00%	to	0.90%	(19.83)%	to	(19.10)%
Putnam VT Sustainable Leaders Fund			40.27	*-			39.65	*-	—%			0.00%			(1.53)%
Putnam VT Small Cap Value Fund			42.75	6			34.23	208	0.39%			0.00%			(19.93)%
Putnam VT Equity Income Fund			11.30	13			10.34	137	0.72%			0.00%			(8.45)%
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income VIP Fund			32.56	8			31.07	243	2.21%			0.00%			(4.59)%
Franklin Income VIP Fund			29.90	11			28.61	318	4.81%			0.00%			(4.32)%
Franklin Mutual Shares VIP Fund			30.46	11			27.70	304	2.39%			0.00%			(9.07)%
Franklin Large Cap Growth VIP Fund			31.74	12			31.28	376	—%			0.00%			(1.46)%
Franklin U.S. Government Securities VIP Fund			15.46	19			15.51	289	2.72%			0.00%			0.34%
Templeton Foreign VIP Fund			29.61	27			25.04	676	2.60%			0.00%			(15.43)%
Templeton Growth VIP Fund			29.84	5			25.41	129	1.84%			0.00%			(14.85)%
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio			50.20	6			41.41	244	0.39%			0.00%			(17.51)%
Morgan Stanley VIF Emerging Markets Debt Portfolio			21.60	*-			20.08	4	5.46%			0.00%			(7.04)%
Morgan Stanley VIF Global Real Estate Portfolio			29.63	1			27.20	15	3.02%			0.00%			(8.21)%
DWS Investments VIT Funds
DWS Bond VIP Fund			15.62	1			15.21	22	4.49%			0.00%			(2.63)%
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	21.72	to	30.50	128	20.52	to	29.08	3,678	1.66%	0.00%	to	0.90%	(5.51)%	to	(4.66)%
DWS Small Cap Index VIP Fund	31.99	to	40.40	10	28.14	to	35.86	359	0.97%	0.00%	to	0.90%	(12.04)%	to	(11.23)%
* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

6. Financial Highlights (continued)
	At December 31, 2017				For the Period Ended December 31, 2017
Subaccount	Beginning Unit Value Range	Units (000s)	Ending Unit Value Range	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)	Total Return Range (****)
Touchstone Variable Series Trust
Touchstone VST Active Bond Fund	$18.92 to $19.62	315	$19.42 to $20.32	$6,398	2.61%	0.00% to 0.90%	2.64% to 3.57%
Touchstone VST Focused Fund	42.54 to 52.46	89	48.34 to 59.08	4,416	0.54%	0.00% to 0.90%	13.63% to 12.62%
Touchstone VST Large Cap Core Equity Fund	17.56 to 22.46	293	21.12 to 27.24	7,922	0.70%	0.00% to 0.90%	20.27% to 21.28%
Touchstone VST Moderate ETF Fund	14.59 to 15.78	25	16.44 to 17.93	439	2.06%	0.00% to 0.90%	12.68% to 13.62%
Touchstone VST Aggressive ETF Fund	16.15	6	18.95	113	1.88%	—%	17.29%
Touchstone VST Conservative ETF Fund	14.62	1	16.09	15	2.31%	—%	10.06%
The Alger Portfolios
Alger Large Cap Growth Fund	15.69	3	19.98	60	—%	0.90%	27.32%
Alger Small Cap Growth Fund	17.66	2	22.54	39	—%	0.90%	27.59%
JP Morgan Insurance Trust
JP Morgan IT Mid Cap Value	34.23	*-	38.95	1	0.80%	—%	13.76%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio	29.67	1	32.04	45	2.18%	0.90%	7.99%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	11.59	1	11.84	9	11.05%	0.90%	2.15%
PIMCO VIT Total Return Portfolio	15.34	8	16.09	132	2.02%	0.90%	4.91%
Guggenheim Variable Insurance Funds
Guggenheim VT Multi-Hedge Strategies Fund	12.52	1	12.98	14	—%	0.90%	3.67%
Fidelity Variable Insurance Products Funds
Fidelity VIP Government Money Market	9.87 to 12.71	78	9.85 to 12.79	954	0.67%	—%	(0.20)% to 0.63%
Fidelity VIP Asset Manager Portfolio	17.41 to 20.93	6	19.63 to 23.81	134	1.62%	0.00% to 0.90%	12.75% to 13.76%
Fidelity VIP Balanced Portfolio	20.44 to 24.77	19	23.52 to 28.76	529	1.30%	0.00% to 0.90%	15.07% to 16.11%
Fidelity VIP Contrafund® Portfolio	27.38 to 33.29	37	32.99 to 40.47	1,477	0.77%	0.00% to 0.90%	20.49% to 21.57%
Fidelity VIP Equity-Income Portfolio	19.85 to 24.34	29	22.16 to 27.41	797	1.51%	0.00% to 0.90%	11.64% to 12.61%
Fidelity VIP Growth Portfolio	16.01 to 20.56	19	21.39 to 27.72	507	0.08%	0.00% to 0.90%	33.60% to 34.82%
Fidelity VIP Growth & Income Portfolio	20.39 to 25.09	25	23.57 to 29.26	715	1.11%	0.00% to 0.90%	15.60% to 16.62%
Fidelity VIP Mid Cap Portfolio	37.61 to 45.11	32	44.93 to 54.37	1,693	0.49%	0.00% to 0.90%	19.46% to 20.53%
Fidelity VIP Freedom 2010 Portfolio	14.66	1	16.54	9	1.34%	—%	12.80%
Fidelity VIP Freedom 2015 Portfolio	14.70	1	16.88	14	0.97%	—%	14.80%
Fidelity VIP Freedom 2020 Portfolio	14.58	2	16.95	33	1.35%	—%	16.26%
Fidelity VIP Freedom 2025 Portfolio	15.19	8	17.85	136	1.21%	—%	17.57%
Fidelity VIP Freedom 2030 Portfolio	14.83	3	17.90	54	1.15%	—%	20.69%
MFS Variable Insurance Trust (^II)
MFS Growth Fund - Initial Class	19.40	1	25.26	24	0.09%	0.90%	30.24%
MFS Investors Trust Fund	19.18	*-	23.45	10	0.72%	0.90%	22.25%
^MFS Core Equity Fund	10.66 to 10.83	1	13.15 to 13.48	11	0.67%	0.00% to 0.90%	23.36% to 24.47%
MFS Growth Fund - Service Class	23.00	1	30.15	20	—%	—%	31.08%
MFS Mid Cap Growth Fund	11.41 to 15.79	*-	14.32 to 20.00	7	—%	0.00% to 0.90%	25.50% to 26.66%
MFS New Discovery Fund	19.93 to 25.29	*-	24.96 to 31.94	7	—%	0.00% to 0.90%	25.24% to 26.29%
Janus Henderson VIT Funds
Janus Henderson Enterprise Portfolio	30.20	2	38.38	61	0.62%	—%	27.09%
Janus Henderson Forty Portfolio	29.35	12	38.15	455	—%	—%	29.99%
Janus Henderson Global Research Portfolio	14.75	4	18.69	80	0.68%	—%	26.68%
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth Fund	18.21	6	23.40	133	—%	—%	28.45%
Oppenheimer Global Strategic Income Fund	23.37	31	24.78	774	1.98%	—%	6.04%
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund	22.84	28	28.88	815	1.16%	—%	26.44%

* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

6. Financial Highlights (continued)
	At December 31, 2017				For the Period Ended December 31, 2017
Subaccount	Beginning Unit Value Range	Units (000s)	Ending Unit Value Range	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)	Total Return Range (****)
Invesco Variable Insurance Funds
Invesco V.I. Government Securities Fund	$17.36	1	$17.55	$15	2.09%	0.90%	1.05%
Invesco V.I. Value Opportunities Fund	22.75	8	26.67	210	0.02%	—%	17.23%
Invesco V.I. American Franchise Fund - Series I	15.27	8	19.28	147	0.08%	—%	26.21%
Invesco V.I. Core Equity Fund	18.66	3	21.06	70	0.72%	—%	12.88%
Invesco V.I. Comstock Fund	31.84	5	37.44	173	1.95%	—%	17.57%
Invesco V.I. American Franchise Fund - Class II	28.31	8	35.96	298	—%	—%	27.03%
Invesco V.I. American Value Fund	18.92	1	20.75	13	0.61%	—%	9.68%
Putnam Variable Trust
Putnam VT International Equity Fund	18.94 to 21.41	10	23.76 to 27.10	252	2.20%	0.00% to 0.90%	25.45% to 26.58%
Putnam VT Sustainable Leaders Fund	31.16	*-	40.27	*-	—%	—%	29.22%
Putnam VT Small Cap Value Fund	39.63	7	42.75	297	0.71%	—%	7.87%
Putnam VT Equity Income Fund (May 8, 2017)	10.00	16	11.30	175	—%	—%	13.05%
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income VIP Fund	28.10	7	32.56	216	5.72%	—%	15.85%
Franklin Income VIP Fund	27.26	11	29.90	340	4.03%	—%	9.67%
Franklin Mutual Shares VIP Fund	28.11	13	30.46	400	2.22%	—%	8.35%
Franklin Large Cap Growth VIP Fund	24.78	13	31.74	403	0.62%	—%	28.11%
Franklin U.S. Government Securities VIP Fund	15.26	20	15.46	306	2.59%	—%	1.34%
Templeton Foreign VIP Fund	25.38	28	29.61	822	2.54%	—%	16.69%
Templeton Growth VIP Fund	25.18	6	29.84	170	1.66%	—%	18.50%
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio	37.17	6	50.20	319	0.72%	—%	25.06%
Morgan Stanley VIF Emerging Markets Debt Portfolio	19.71	*-	21.60	4	5.34%	—%	9.58%
Morgan Stanley VIF Global Real Estate Portfolio	27.01	1	29.63	16	2.36%	—%	9.71%
DWS Investments VIT Funds
DWS Bond VIP Fund	14.76	1	15.62	23	2.42%	—%	5.83%
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	18.03 to 25.09	131	21.72 to 30.50	3,960	1.76%	0.00% to 0.90%	20.47% to 21.56%
DWS Small Cap Index VIP Fund	28.23 to 35.34	11	31.99 to 40.40	443	0.94%	0.00% to 0.90%	13.32% to 14.32%

* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

6. Financial Highlights (continued)
	At December 31, 2016				For the Period Ended December 31, 2016
Subaccount	Beginning Unit Value Range	Units (000s)	Ending Unit Value Range	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)	Total Return Range (****)
Touchstone Variable Series Trust
Touchstone VST Active Bond Fund	$18.02 to $18.52	304	$18.92 to $19.62	$5,953	2.09%	0.00% to 0.90%	4.99% to 5.94%
Touchstone VST Focused Fund	37.60 to 46.79	94	42.54 to 52.46	4,087	—%	0.00% to 0.90%	12.12% to 13.14%
Touchstone VST Large Cap Core Equity Fund	16.28 to 20.63	312	17.56 to 22.46	6,938	0.87%	0.00% to 0.90%	7.86% to 8.87%
Touchstone VST Moderate ETF Fund	13.78 to 14.76	26	14.59 to 15.78	402	1.75%	0.00% to 0.90%	5.88% to 6.91%
Touchstone VST Aggressive ETF Fund	14.96	6	16.15	103	1.64%	0.00% to 0.90%	7.96%
Touchstone VST Conservative ETF Fund	13.84	1	14.62	13	1.59%	0.00% to 0.90%	5.58%
The Alger Portfolios
Alger Large Cap Growth Fund	15.96	3	15.69	53	—%	0.90%	(1.71)%
Alger Small Cap Growth Fund	16.77	2	17.66	34	—%	1%	5%
JP Morgan Insurance Trust
JP Morgan IT Mid Cap Value Portfolio	29.85	*-	34.23	1	0.90%	—%	14.69%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio	29.73	1	29.67	40	1.97%	0.90%	(0.22)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	10.07	1	11.59	8	1.14%	1%	15%
PIMCO VIT Total Return Portfolio	14.94	8	15.34	121	2.08%	1%	3%
Guggenheim Variable Insurance Funds
Guggenheim VT Multi-Hedge Strategies Fund	12.58	1	12.52	13	0.10%	1%	(0.48)%
Fidelity Variable Insurance Products Funds
Fidelity VIP Government Money Market	9.94 to 12.68	86	9.87 to 12.71	1,047	0.20%	—%	(0.70)% to 0.24%
Fidelity VIP Asset Manager Portfolio	17.08 to 20.35	6	17.41 to 20.93	127	1.31%	0.00% to 0.90%	1.93% to 2.85%
Fidelity VIP Balanced Portfolio	19.28 to 23.15	19	20.44 to 24.77	464	1.21%	0.00% to 0.90%	6.02% to 7.00%
Fidelity VIP Contrafund® Portfolio	25.64 to 30.90	40	27.38 to 33.29	1,307	0.64%	0.00% to 0.90%	6.79% to 7.73%
Fidelity VIP Equity-Income Portfolio	17.01 to 20.67	32	19.85 to 24.34	764	2.11%	0.00% to 0.90%	16.70% to 17.76%
Fidelity VIP Growth Portfolio	16.07 to 20.45	17	16.01 to 20.56	334	—%	0.00% to 0.90%	(0.37)% to 0.54%
Fidelity VIP Growth & Income Portfolio	17.77 to 21.66	26	20.39 to 25.09	640	1.53%	0.00% to 0.90%	14.74% to 15.84%
Fidelity VIP Mid Cap Portfolio	33.91 to 40.30	34	37.61 to 45.11	1,501	0.32%	0.00% to 0.90%	10.91% to 11.94%
Fidelity VIP Freedom 2010 Portfolio	13.93	1	14.66	9	1.39%	0.00% to 0.90%	5.23%
Fidelity VIP Freedom 2015 Portfolio	13.93	1	14.70	17	1.12%	0.00% to 0.90%	5.58%
Fidelity VIP Freedom 2020 Portfolio	13.78	2	14.58	27	1.25%	0.00% to 0.90%	5.80%
Fidelity VIP Freedom 2025 Portfolio	14.33	8	15.19	124	1.32%	0.00% to 0.90%	5.98%
Fidelity VIP Freedom 2030 Portfolio	13.94	3	14.83	44	1.29%	0.00% to 0.90%	6.37%
MFS Variable Insurance Trust (^II)
MFS Growth Fund - Initial Class	19.11	1	19.40	28	0.04%	0.90%	1.53%
MFS Investors Trust Fund	17.82	*-	19.18	9	0.86%	0.90%	7.62%
^MFS Core Equity Fund	9.68 to 9.75	1	10.66 to 10.83	12	0.48%	0.00% to 0.90%	10.12% to 11.08%
MFS Growth Fund - Service Class	22.51	1	23.00	16	—%	—%	2.18%
MFS Mid Cap Growth Fund	11.00 to 15.09	*-	11.41 to 15.79	7	—%	0.00% to 0.90%	3.73% to 4.64%
MFS New Discovery Fund	18.48 to 23.24	*-	19.93 to 25.29	7	0.01%	0.00% to 0.90%	7.85% to 8.82%
Janus Henderson VIT Funds
Janus Henderson Enterprise Portfolio	26.94	2	30.20	61	0.70%	—%	12.10%
Janus Henderson Forty Portfolio	28.79	12	29.35	365	0.86%	—%	1.94%
Janus Henderson Global Research Portfolio	14.49	5	14.75	68	0.86%	—%	1.82%
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth Fund	17.84	6	18.21	109	—%	—%	2.08%
Oppenheimer Global Strategic Income Fund	21.99	33	23.37	769	4.65%	—%	6.26%
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund	23.48	30	22.84	690	0.82%	—%	(2.72)%
Invesco Variable Insurance Funds
Invesco V.I. Government Securities Fund	17.31	1	17.36	15	2.03%	0.90%	0.33%
Invesco V.I. Value Opportunities Fund	19.29	9	22.75	203	0.08%	—%	17.92%

* - Less than 500.

Columbus Life Insurance Company Separate Account 1
Notes to Financial Statements (continued)

6. Financial Highlights (continued)
	At December 31, 2016				For the Period Ended December 31, 2016
Subaccount	Beginning Unit Value Range	Units (000s)	Ending Unit Value Range	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio Range(***)	Total Return Range (****)
Invesco Investments, Inc. (continued)
Invesco V.I. American Franchise Fund - Series I	$15.07	8	$15.27	$126	—%	—%	1.36%
Invesco V.I. Core Equity Fund	16.96	4	18.66	74	0.52%	—%	10.02%
Invesco V.I. Comstock Fund	27.22	5	31.84	155	1.34%	—%	16.99%
Invesco V.I. American Franchise Fund - Class II	27.75	6	28.31	168	—%	—%	2.02%
Invesco V.I. American Value Fund	16.42	1	18.92	14	0.12%	—%	15.22%
Putnam Variable Trust
Putnam VT Growth and Income Fund	22.85	6	26.28	156	1.87%	—%	15.02%
Putnam VT International Equity Fund	19.59 to 21.95	10	18.94 to 21.41	204	3.41%	0.00% to 0.90%	(3.32%) to (2.46)%
Putnam VT Sustainable Leaders Fund	28.91	*-	31.16	*-	2.32%	—%	7.79%
Putnam VT Small Cap Value Fund	31.08	8	39.63	305	1.23%	—%	27.49%
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income VIP Fund	25.18	8	28.10	228	2.58%	—%	11.62%
Franklin Income VIP Fund	23.91	13	27.26	352	4.72%	—%	14.02%
Franklin Mutual Shares VIP Fund	24.22	14	28.11	391	1.99%	—%	16.06%
Franklin Large Cap Growth VIP Fund	25.23	13	24.78	333	—%	—%	(1.79)%
Franklin U.S. Government Securities VIP Fund	15.16	19	15.26	288	2.58%	—%	0.66%
Templeton Foreign VIP Fund	23.68	30	25.38	771	1.96%	—%	7.18%
Templeton Growth VIP Fund	22.97	6	25.18	155	1.88%	—%	9.62%
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio	34.86	7	37.17	255	0.41%	—%	6.62%
Morgan Stanley VIF Emerging Markets Debt Portfolio	17.83	*-	19.71	4	5.22%	—%	10.58%
Morgan Stanley VIF Global Real Estate Portfolio	26.19	1	27.01	17	1.34%	—%	3.12%
DWS Investments VIT Funds
DWS Bond VIP Fund	13.94	2	14.76	23	5.07%	—%	5.93%
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	16.30 to 22.48	138	18.03 to 25.09	3,421	2.01%	0.00% to 0.90%	10.61% to 11.61%
DWS Small Cap Index VIP Fund	23.53 to 29.20	11	28.23 to 35.34	389	1.06%	0.00% to 0.90%	19.97% to 21.03%

* - Less than 500.